UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02958

T. Rowe Price International Funds, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2025

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

December 31, 2025

International Bond Fund (USD Hedged)

Investor Class (TNIBX)

This annual shareholder report contains important information about International Bond Fund (USD Hedged) (the "fund") for the period of January 1, 2025 to December 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Bond Fund (USD Hedged) - Investor Class	$80	0.79%

What drove fund performance during the past 12 months?

  Global fixed income markets advanced over the 12-month reporting period as many central banks reduced interest rates. In a volatile period for yields, falling inflation and economic uncertainty boosted demand for perceived safe-haven assets, while credit spread shifts also impacted returns. The U.S. dollar declined due to interest rate cuts, fiscal worries, and shifting tariff policies.

  The fund benefited from its lower duration in the eurozone relative to the Bloomberg Global Aggregate ex USD Bond (USD Hedged) Index. Exposure to euro-denominated government-related bonds and several higher-yielding emerging markets currencies—such as the Brazilian real, Czech koruna, and Egyptian pound—added value against a weakening dollar.

  Against the USD hedged index, a lower duration exposure in China dragged on performance as yields remained lower than expected. Additionally, a reduced allocation to the Chinese renminbi, Swiss franc, and euro detracted as the currencies appreciated over the year.

  The fund seeks to provide current income and capital appreciation primarily through a focus on non-U.S. dollar-denominated bonds. During the period, the fund lowered its duration exposure in Europe and Japan amid supply and fiscal concerns.

  The fund maintains allocations to various types of derivatives for hedging purposes or to gain exposure to certain currencies or countries. The fund had a material exposure to currency and interest rate derivatives during the period, which had a negative impact on performance. Specifically, currency forward contracts, which were used to hedge currency risk back to the U.S. dollar, detracted due to dollar depreciation.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2025

	Investor Class	Regulatory Benchmark	Strategy Benchmark
9/12/17	10,000	10,000	10,000
9/30/17	9,972	9,887	9,969
12/31/17	10,124	9,993	10,082
3/31/18	10,237	10,129	10,177
6/30/18	10,126	9,848	10,225
9/30/18	10,116	9,757	10,208
12/31/18	10,282	9,873	10,402
3/31/19	10,660	10,091	10,709
6/30/19	10,976	10,423	11,003
9/30/19	11,249	10,498	11,315
12/31/19	11,208	10,549	11,189
3/31/20	10,905	10,514	11,246
6/30/20	11,404	10,863	11,444
9/30/20	11,603	11,152	11,521
12/31/20	11,834	11,519	11,630
3/31/21	11,620	11,005	11,409
6/30/21	11,665	11,149	11,449
9/30/21	11,657	11,051	11,459
12/31/21	11,638	10,977	11,467
3/31/22	11,244	10,300	11,003
6/30/22	10,626	9,449	10,562
9/30/22	10,222	8,793	10,329
12/31/22	10,238	9,193	10,348
3/31/23	10,542	9,470	10,643
6/30/23	10,647	9,325	10,721
9/30/23	10,567	8,990	10,638
12/31/23	11,250	9,718	11,208
3/31/24	11,295	9,516	11,273
6/30/24	11,260	9,411	11,286
9/30/24	11,590	10,068	11,679
12/31/24	11,649	9,554	11,765
3/31/25	11,678	9,806	11,745
6/30/25	11,896	10,249	11,972
9/30/25	11,994	10,310	12,032
12/31/25	12,064	10,335	12,094

202501-4140694, 202601-5113148

F1114-052 2/26

Average Annual Total Returns

	1 Year	5 Years	Since Inception 9/12/17
International Bond Fund (USD Hedged) (Investor Class)	3.56%	0.39%	2.29%
Bloomberg Global Aggregate Bond Index (Regulatory Benchmark)	8.17	-2.15	0.40
Bloomberg Global Aggregate ex USD Bond (USD Hedged) Index (Strategy Benchmark)	2.80	0.79	2.32

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$7,330,871
  Number of Portfolio Holdings612
  Investment Advisory Fees Paid (000s)$6,381
  Portfolio Turnover Rate71.3%

What did the fund invest in?

Geographic Allocation (as a % of Net Assets)

United States	16.5%
Japan	6.6
United Kingdom	5.5
Canada	5.0
France	4.2
China	3.7
Indonesia	3.6
Germany	3.4
Italy	3.4
Other	48.1

Top Ten Holdings (as a % of Net Assets)

Government of Japan	6.6%
People's Republic of China	3.6
Republic of Indonesia	3.4
United Kingdom Gilt	3.3
Czech Republic	2.9
Italy Buoni Poliennali Del Tesoro	2.5
U.S. Treasury Bills	2.1
Government of Canada Real Return Bond	2.0
Deutsche Bundesrepublik	2.0
Republic of France	2.0

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

International Bond Fund (USD Hedged)

Investor Class (TNIBX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

December 31, 2025

International Bond Fund (USD Hedged)

Advisor Class (TTABX)

This annual shareholder report contains important information about International Bond Fund (USD Hedged) (the "fund") for the period of January 1, 2025 to December 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Bond Fund (USD Hedged) - Advisor Class	$101	0.99%

What drove fund performance during the past 12 months?

  Global fixed income markets advanced over the 12-month reporting period as many central banks reduced interest rates. In a volatile period for yields, falling inflation and economic uncertainty boosted demand for perceived safe-haven assets, while credit spread shifts also impacted returns. The U.S. dollar declined due to interest rate cuts, fiscal worries, and shifting tariff policies.

  The fund benefited from its lower duration in the eurozone relative to the Bloomberg Global Aggregate ex USD Bond (USD Hedged) Index. Exposure to euro-denominated government-related bonds and several higher-yielding emerging markets currencies—such as the Brazilian real, Czech koruna, and Egyptian pound—added value against a weakening dollar.

  Against the USD hedged index, a lower duration exposure in China dragged on performance as yields remained lower than expected. Additionally, a reduced allocation to the Chinese renminbi, Swiss franc, and euro detracted as the currencies appreciated over the year.

  The fund seeks to provide current income and capital appreciation primarily through a focus on non-U.S. dollar-denominated bonds. During the period, the fund lowered its duration exposure in Europe and Japan amid supply and fiscal concerns.

  The fund maintains allocations to various types of derivatives for hedging purposes or to gain exposure to certain currencies or countries. The fund had a material exposure to currency and interest rate derivatives during the period, which had a negative impact on performance. Specifically, currency forward contracts, which were used to hedge currency risk back to the U.S. dollar, detracted due to dollar depreciation.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2025

	Advisor Class	Regulatory Benchmark	Strategy Benchmark
9/12/17	10,000	10,000	10,000
9/30/17	9,970	9,887	9,969
12/31/17	10,101	9,993	10,082
3/31/18	10,215	10,129	10,177
6/30/18	10,084	9,848	10,225
9/30/18	10,078	9,757	10,208
12/31/18	10,236	9,873	10,402
3/31/19	10,593	10,091	10,709
6/30/19	10,897	10,423	11,003
9/30/19	11,159	10,498	11,315
12/31/19	11,119	10,549	11,189
3/31/20	10,798	10,514	11,246
6/30/20	11,285	10,863	11,444
9/30/20	11,471	11,152	11,521
12/31/20	11,699	11,519	11,630
3/31/21	11,465	11,005	11,409
6/30/21	11,500	11,149	11,449
9/30/21	11,469	11,051	11,459
12/31/21	11,451	10,977	11,467
3/31/22	11,056	10,300	11,003
6/30/22	10,444	9,449	10,562
9/30/22	10,040	8,793	10,329
12/31/22	10,051	9,193	10,348
3/31/23	10,332	9,470	10,643
6/30/23	10,442	9,325	10,721
9/30/23	10,344	8,990	10,638
12/31/23	11,008	9,718	11,208
3/31/24	11,033	9,516	11,273
6/30/24	11,006	9,411	11,286
9/30/24	11,324	10,068	11,679
12/31/24	11,362	9,554	11,765
3/31/25	11,397	9,806	11,745
6/30/25	11,591	10,249	11,972
9/30/25	11,682	10,310	12,032
12/31/25	11,758	10,335	12,094

202501-4140694, 202601-5113148

F1115-052 2/26

Average Annual Total Returns

	1 Year	5 Years	Since Inception 9/12/17
International Bond Fund (USD Hedged) (Advisor Class)	3.48%	0.10%	1.97%
Bloomberg Global Aggregate Bond Index (Regulatory Benchmark)	8.17	-2.15	0.40
Bloomberg Global Aggregate ex USD Bond (USD Hedged) Index (Strategy Benchmark)	2.80	0.79	2.32

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$7,330,871
  Number of Portfolio Holdings612
  Investment Advisory Fees Paid (000s)$6,381
  Portfolio Turnover Rate71.3%

What did the fund invest in?

Geographic Allocation (as a % of Net Assets)

United States	16.5%
Japan	6.6
United Kingdom	5.5
Canada	5.0
France	4.2
China	3.7
Indonesia	3.6
Germany	3.4
Italy	3.4
Other	48.1

Top Ten Holdings (as a % of Net Assets)

Government of Japan	6.6%
People's Republic of China	3.6
Republic of Indonesia	3.4
United Kingdom Gilt	3.3
Czech Republic	2.9
Italy Buoni Poliennali Del Tesoro	2.5
U.S. Treasury Bills	2.1
Government of Canada Real Return Bond	2.0
Deutsche Bundesrepublik	2.0
Republic of France	2.0

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

International Bond Fund (USD Hedged)

Advisor Class (TTABX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

December 31, 2025

International Bond Fund (USD Hedged)

I Class (TNBMX)

This annual shareholder report contains important information about International Bond Fund (USD Hedged) (the "fund") for the period of January 1, 2025 to December 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Bond Fund (USD Hedged) - I Class	$54	0.53%

What drove fund performance during the past 12 months?

  Global fixed income markets advanced over the 12-month reporting period as many central banks reduced interest rates. In a volatile period for yields, falling inflation and economic uncertainty boosted demand for perceived safe-haven assets, while credit spread shifts also impacted returns. The U.S. dollar declined due to interest rate cuts, fiscal worries, and shifting tariff policies.

  The fund benefited from its lower duration in the eurozone relative to the Bloomberg Global Aggregate ex USD Bond (USD Hedged) Index. Exposure to euro-denominated government-related bonds and several higher-yielding emerging markets currencies—such as the Brazilian real, Czech koruna, and Egyptian pound—added value against a weakening dollar.

  Against the USD hedged index, a lower duration exposure in China dragged on performance as yields remained lower than expected. Additionally, a reduced allocation to the Chinese renminbi, Swiss franc, and euro detracted as the currencies appreciated over the year.

  The fund seeks to provide current income and capital appreciation primarily through a focus on non-U.S. dollar-denominated bonds. During the period, the fund lowered its duration exposure in Europe and Japan amid supply and fiscal concerns.

  The fund maintains allocations to various types of derivatives for hedging purposes or to gain exposure to certain currencies or countries. The fund had a material exposure to currency and interest rate derivatives during the period, which had a negative impact on performance. Specifically, currency forward contracts, which were used to hedge currency risk back to the U.S. dollar, detracted due to dollar depreciation.

How has the fund performed?

Cumulative Returns of a Hypothetical $500,000 Investment as of December 31, 2025

	I Class	Regulatory Benchmark	Strategy Benchmark
9/12/17	500,000	500,000	500,000
9/30/17	498,621	494,342	498,456
12/31/17	506,235	499,666	504,104
3/31/18	512,044	506,468	508,827
6/30/18	506,644	492,377	511,260
9/30/18	506,349	487,829	510,413
12/31/18	514,837	493,671	520,076
3/31/19	533,991	504,541	535,464
6/30/19	549,972	521,163	550,165
9/30/19	563,865	524,890	565,737
12/31/19	562,528	527,436	559,453
3/31/20	546,955	525,712	562,282
6/30/20	572,250	543,169	572,183
9/30/20	582,389	557,625	576,055
12/31/20	594,693	575,940	581,495
3/31/21	583,478	550,249	570,456
6/30/21	585,957	557,471	572,448
9/30/21	585,119	552,546	572,956
12/31/21	584,936	548,831	573,360
3/31/22	565,403	515,018	550,138
6/30/22	534,168	472,467	528,087
9/30/22	514,109	439,657	516,438
12/31/22	515,843	459,654	517,380
3/31/23	530,804	473,475	532,171
6/30/23	537,081	466,231	536,073
9/30/23	533,315	449,511	531,889
12/31/23	567,450	485,924	560,404
3/31/24	570,036	475,802	563,661
6/30/24	569,340	470,547	564,280
9/30/24	586,416	503,405	583,931
12/31/24	589,094	477,716	588,264
3/31/25	591,562	490,307	587,266
6/30/25	602,978	512,454	598,621
9/30/25	607,705	515,504	601,577
12/31/25	612,360	516,736	604,708

202501-4140694, 202601-5113148

F1116-052 2/26

Average Annual Total Returns

	1 Year	5 Years	Since Inception 9/12/17
International Bond Fund (USD Hedged) (I Class)	3.95%	0.59%	2.47%
Bloomberg Global Aggregate Bond Index (Regulatory Benchmark)	8.17	-2.15	0.40
Bloomberg Global Aggregate ex USD Bond (USD Hedged) Index (Strategy Benchmark)	2.80	0.79	2.32

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$7,330,871
  Number of Portfolio Holdings612
  Investment Advisory Fees Paid (000s)$6,381
  Portfolio Turnover Rate71.3%

What did the fund invest in?

Geographic Allocation (as a % of Net Assets)

United States	16.5%
Japan	6.6
United Kingdom	5.5
Canada	5.0
France	4.2
China	3.7
Indonesia	3.6
Germany	3.4
Italy	3.4
Other	48.1

Top Ten Holdings (as a % of Net Assets)

Government of Japan	6.6%
People's Republic of China	3.6
Republic of Indonesia	3.4
United Kingdom Gilt	3.3
Czech Republic	2.9
Italy Buoni Poliennali Del Tesoro	2.5
U.S. Treasury Bills	2.1
Government of Canada Real Return Bond	2.0
Deutsche Bundesrepublik	2.0
Republic of France	2.0

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

International Bond Fund (USD Hedged)

I Class (TNBMX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

December 31, 2025

International Bond Fund (USD Hedged)

Z Class (TRMZX)

This annual shareholder report contains important information about International Bond Fund (USD Hedged) (the "fund") for the period of January 1, 2025 to December 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Bond Fund (USD Hedged) - Z Class	$0	0.00%

What drove fund performance during the past 12 months?

  Global fixed income markets advanced over the 12-month reporting period as many central banks reduced interest rates. In a volatile period for yields, falling inflation and economic uncertainty boosted demand for perceived safe-haven assets, while credit spread shifts also impacted returns. The U.S. dollar declined due to interest rate cuts, fiscal worries, and shifting tariff policies.

  The fund benefited from its lower duration in the eurozone relative to the Bloomberg Global Aggregate ex USD Bond (USD Hedged) Index. Exposure to euro-denominated government-related bonds and several higher-yielding emerging markets currencies—such as the Brazilian real, Czech koruna, and Egyptian pound—added value against a weakening dollar.

  Against the USD hedged index, a lower duration exposure in China dragged on performance as yields remained lower than expected. Additionally, a reduced allocation to the Chinese renminbi, Swiss franc, and euro detracted as the currencies appreciated over the year.

  The fund seeks to provide current income and capital appreciation primarily through a focus on non-U.S. dollar-denominated bonds. During the period, the fund lowered its duration exposure in Europe and Japan amid supply and fiscal concerns.

  The fund maintains allocations to various types of derivatives for hedging purposes or to gain exposure to certain currencies or countries. The fund had a material exposure to currency and interest rate derivatives during the period, which had a negative impact on performance. Specifically, currency forward contracts, which were used to hedge currency risk back to the U.S. dollar, detracted due to dollar depreciation.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2025

	Z Class	Regulatory Benchmark	Strategy Benchmark
3/16/20	10,000	10,000	10,000
3/31/20	9,947	9,896	9,994
6/30/20	10,430	10,225	10,170
9/30/20	10,628	10,497	10,239
12/31/20	10,857	10,842	10,336
3/31/21	10,665	10,358	10,139
6/30/21	10,724	10,494	10,175
9/30/21	10,733	10,402	10,184
12/31/21	10,743	10,332	10,191
3/31/22	10,387	9,695	9,778
6/30/22	9,837	8,894	9,386
9/30/22	9,482	8,276	9,179
12/31/22	9,515	8,653	9,196
3/31/23	9,816	8,913	9,459
6/30/23	9,933	8,777	9,528
9/30/23	9,877	8,462	9,454
12/31/23	10,536	9,147	9,961
3/31/24	10,598	8,957	10,019
6/30/24	10,586	8,858	10,030
9/30/24	10,918	9,476	10,379
12/31/24	10,996	8,993	10,456
3/31/25	11,043	9,230	10,438
6/30/25	11,271	9,647	10,640
9/30/25	11,388	9,704	10,692
12/31/25	11,491	9,727	10,748

202501-4140694, 202601-5113148

F1256-052 2/26

Average Annual Total Returns

	1 Year	5 Years	Since Inception 3/16/20
International Bond Fund (USD Hedged) (Z Class)	4.50%	1.14%	2.43%
Bloomberg Global Aggregate Bond Index (Regulatory Benchmark)	8.17	-2.15	-0.48
Bloomberg Global Aggregate ex USD Bond (USD Hedged) Index (Strategy Benchmark)	2.80	0.79	1.25

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$7,330,871
  Number of Portfolio Holdings612
  Investment Advisory Fees Paid (000s)$6,381
  Portfolio Turnover Rate71.3%

What did the fund invest in?

Geographic Allocation (as a % of Net Assets)

United States	16.5%
Japan	6.6
United Kingdom	5.5
Canada	5.0
France	4.2
China	3.7
Indonesia	3.6
Germany	3.4
Italy	3.4
Other	48.1

Top Ten Holdings (as a % of Net Assets)

Government of Japan	6.6%
People's Republic of China	3.6
Republic of Indonesia	3.4
United Kingdom Gilt	3.3
Czech Republic	2.9
Italy Buoni Poliennali Del Tesoro	2.5
U.S. Treasury Bills	2.1
Government of Canada Real Return Bond	2.0
Deutsche Bundesrepublik	2.0
Republic of France	2.0

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International Bond Fund (USD Hedged)

Z Class (TRMZX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2025	2024

Audit Fees	$40,201	$39,999
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

  (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,862,000 and $1,262,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
December 31, 2025
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
TNIBX International Bond Fund
(USD Hedged)
TTABX International Bond
Fund (USD Hedged)–
.
Advisor Class
TNBMX International Bond Fund
(USD Hedged)–
.
I Class
TRMZX International Bond Fund
(USD Hedged)–
.
Z Class

T. ROWE PRICE International Bond Fund (USD Hedged)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 8.53 $ 8.48 $ 7.91 $ 9.91 $ 10.35
Investment activities
Net investment income
(1)(2)
0.28 0.26 0.21 0.15 0.11
Net realized and unrealized
gain/loss 0.02 0.04 0.56 (1.32) (0.28)
Total from investment
activities 0.30 0.30 0.77 (1.17) (0.17)
Distributions
Net investment income (0.26) (0.25) (0.03) (0.15) (0.15)
Net realized gain — — — (0.68) (0.12)
Tax return of capital (0.02) — (0.17) — —
Total distributions (0.28) (0.25) (0.20) (0.83) (0.27)
NET ASSET VALUE
End of period $ 8.55 $ 8.53 $ 8.48 $ 7.91 $ 9.91
Ratios/Supplemental Data
Total return
(2)(3)
3.56% 3.55% 9.88% (12.03)% (1.66)%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.79% 0.79% 0.77% 0.75% 0.61%
Net expenses after waivers/
payments by Price Associates 0.79% 0.79% 0.77% 0.75% 0.61%
Net investment income 3.29% 3.02% 2.59% 1.65% 1.04%
Portfolio turnover rate 71.3% 54.5% 68.9% 74.6% 35.3%
Net assets, end of period (in
millions) $74 $73 $82 $76 $218
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE International Bond Fund (USD Hedged)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 8.50 $ 8.46 $ 7.90 $ 9.90 $ 10.35
Investment activities
Net investment income
(1)(2)
0.26 0.24 0.19 0.13 0.10
Net realized and unrealized
gain/loss 0.03 0.03 0.55 (1.32) (0.32)
Total from investment
activities 0.29 0.27 0.74 (1.19) (0.22)
Distributions
Net investment income (0.24) (0.23) (0.02) (0.13) (0.11)
Net realized gain — — — (0.68) (0.12)
Tax return of capital (0.02) — (0.16) — —
Total distributions (0.26) (0.23) (0.18) (0.81) (0.23)
NET ASSET VALUE
End of period $ 8.53 $ 8.50 $ 8.46 $ 7.90 $ 9.90
Ratios/Supplemental Data
Total return
(2)(3)
3.48% 3.21% 9.52% (12.23)% (2.12)%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 2.39% 1.70% 0.99% 0.99% 1.08%
Net expenses after waivers/
payments by Price Associates 0.99% 0.99% 0.99% 0.99% 0.99%
Net investment income 3.09% 2.80% 2.40% 1.46% 1.03%
Portfolio turnover rate 71.3% 54.5% 68.9% 74.6% 35.3%
Net assets, end of period (in
thousands) $77 $75 $212 $81 $102
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE International Bond Fund (USD Hedged)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 8.52 $ 8.47 $ 7.91 $ 9.91 $ 10.36
Investment activities
Net investment income
(1)(2)
0.30 0.28 0.23 0.17 0.15
Net realized and unrealized
gain/loss 0.03 0.04 0.55 (1.32) (0.32)
Total from investment
activities 0.33 0.32 0.78 (1.15) (0.17)
Distributions
Net investment income (0.27) (0.27) (0.03) (0.17) (0.16)
Net realized gain — — — (0.68) (0.12)
Tax return of capital (0.03) — (0.19) — —
Total distributions (0.30) (0.27) (0.22) (0.85) (0.28)
NET ASSET VALUE
End of period $ 8.55 $ 8.52 $ 8.47 $ 7.91 $ 9.91
Ratios/Supplemental Data
Total return
(2)(3)
3.95% 3.81% 10.00% (11.81)% (1.64)%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.53% 0.54% 0.54% 0.53% 0.50%
Net expenses after waivers/
payments by Price Associates 0.53% 0.54% 0.54% 0.53% 0.50%
Net investment income 3.51% 3.29% 2.84% 1.91% 1.48%
Portfolio turnover rate 71.3% 54.5% 68.9% 74.6% 35.3%
Net assets, end of period (in
millions) $1,471 $1,875 $1,488 $1,246 $555
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE International Bond Fund (USD Hedged)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 8.53 $ 8.48 $ 7.91 $ 9.92 $ 10.36
Investment activities
Net investment income
(1)(2)
0.35 0.32 0.27 0.22 0.21
Net realized and unrealized
gain/loss 0.03 0.04 0.56 (1.33) (0.32)
Total from investment
activities 0.38 0.36 0.83 (1.11) (0.11)
Distributions
Net investment income (0.32) (0.31) (0.03) (0.22) (0.21)
Net realized gain — — — (0.68) (0.12)
Tax return of capital (0.03) — (0.23) — —
Total distributions (0.35) (0.31) (0.26) (0.90) (0.33)
NET ASSET VALUE
End of period $ 8.56 $ 8.53 $ 8.48 $ 7.91 $ 9.92
Ratios/Supplemental Data
Total return
(2)(3)
4.50% 4.37% 10.72% (11.43)% (1.05)%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.51% 0.50% 0.51% 0.51% 0.50%
Net expenses after waivers/
payments by Price Associates 0.00% 0.00% 0.00% 0.00% 0.00%
Net investment income 4.08% 3.83% 3.37% 2.44% 2.10%
Portfolio turnover rate 71.3% 54.5% 68.9% 74.6% 35.3%
Net assets, end of period (in
millions) $5,785 $5,168 $4,488 $4,359 $5,334
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE International Bond Fund (USD Hedged)
December 31, 2025

Portfolio of Investments
‡
Par/Shares $ Value
( Cost and value in $000s)
‡
ALBANIA 0.4%
Government Bonds 0.4%
Republic of Albania, 5.90%, 6/9/28 (EUR) (1) 15,580,000 19,415
Republic of Albania, 5.90%, 6/9/28 (EUR)  8,040,000 10,019
Total Albania (Cost $25,882) 29,434
ARGENTINA 0.0%
Corporate Bonds 0.0%
Vaca Muerta, FRN, 6M TSFR + 5.38%, Acquisition Date:
12/1/25, Cost $3,173 , 9.335%, 7/8/30 (USD) (2) 3,173,000 3,170
Total Argentina (Cost $3,173) 3,170
AUSTRALIA 2.2%
Corporate Bonds 1.1%
APA Infrastructure, 2.00%, 3/22/27 (EUR)  2,580,000 3,012
APA Infrastructure, 2.00%, 7/15/30 (EUR)  6,600,000 7,374
APA Infrastructure, 3.50%, 3/22/30 (GBP)  5,500,000 7,070
AusNet Services Holdings, 1.50%, 2/26/27 (EUR)  2,615,000 3,039
Brambles Finance, 4.25%, 3/22/31 (EUR)  7,660,000 9,440
NBN, 4.125%, 3/15/29 (EUR)  11,070,000 13,511
Sydney Airport Finance, 1.75%, 4/26/28 (EUR)  2,630,000 3,025
Sydney Airport Finance, 4.375%, 5/3/33 (EUR)  11,947,000 14,684
Toyota Finance Australia, 3.386%, 3/18/30 (EUR)  6,100,000 7,274
Transurban Finance, 1.75%, 3/29/28 (EUR)  2,620,000 3,030
Transurban Finance, 3.00%, 4/8/30 (EUR)  11,250,000 13,222
84,681
Government Bonds 1.1%
Commonwealth of Australia, Series 140, 4.50%, 4/21/33  118,353,000 78,833
78,833
Total Australia (Cost $163,167) 163,514
AUSTRIA 0.4%
Corporate Bonds 0.1%
Mondi Finance Europe, 2.375%, 4/1/28  2,505,000 2,916
2,916

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
Government Bonds 0.3%
Republic of Austria, 0.75%, 3/20/51 (1) 16,898,000 10,191
Republic of Austria, 3.15%, 10/20/53 (1) 13,355,000 13,896
24,087
Total Austria (Cost $28,164) 27,003
BELGIUM 1.9%
Corporate Bonds 0.0%
Anheuser-Busch InBev, 1.15%, 1/22/27  2,600,000 3,017
Anheuser-Busch InBev, 1.65%, 3/28/31  1,465,000 1,606
4,623
Government Bonds 1.9%
Kingdom of Belgium, Series 75, 1.00%, 6/22/31 (1) 128,538,000 137,441
137,441
Total Belgium (Cost $128,491) 142,064
BENIN 0.1%
Government Bonds 0.1%
Republic of Benin, 4.95%, 1/22/35 (EUR)  6,856,000 7,492
Total Benin (Cost $7,362) 7,492
BRAZIL 1.5%
Corporate Bonds 0.4%
FS Luxembourg, 8.625%, 6/25/33 (USD)  3,500,000 3,614
Klabin Austria, 5.75%, 4/3/29 (USD)  9,300,000 9,441
Raizen Fuels Finance, 6.70%, 2/25/37 (USD) (1) 12,680,000 10,365
Raizen Fuels Finance, 6.95%, 3/5/54 (USD)  2,240,000 1,703
Rede D'or Finance, 6.45%, 9/9/35 (USD) (1) 6,970,000 7,160
32,283
Government Bonds 1.1%
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%,
1/1/31  310,010,000 49,866

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%,
1/1/35  196,353,000 29,478
79,344
Total Brazil (Cost $110,107) 111,627
BULGARIA 1.0%
Government Bonds 1.0%
Republic of Bulgaria, Series 10Y, 0.375%, 9/23/30 (EUR)  2,565,000 2,693
Republic of Bulgaria, Series 10Y, 3.375%, 7/18/35 (EUR)  23,316,000 26,940
Republic of Bulgaria, Series 9Y, 3.50%, 5/7/34 (EUR)  34,870,000 41,244
Total Bulgaria (Cost $69,515) 70,877
CANADA 4.9%
Asset-Backed Securities 0.1%
Cologix Canadian Issuer, Series 2022-1CAN, Class A2,
4.94%, 1/25/52 (1) 8,230,000 5,947
5,947
Corporate Bonds 0.3%
Magna International, 1.50%, 9/25/27 (EUR)  2,620,000 3,021
Royal Bank of Canada, 4.125%, 7/5/28 (EUR)  2,385,000 2,903
Transcanada Trust, Series 17-B, VR, 4.65%, 5/18/77 (3) 27,134,000 19,964
25,888
Government Bonds 3.9%
Government of Canada, 2.75%, 12/1/48  24,750,000 15,151
Government of Canada, 3.50%, 12/1/57  16,602,000 11,332
Government of Canada, 4.00%, 3/1/29  151,216,000 114,228
Government of Canada Real Return Bond, Series CPI,
Inflation-Indexed, 4.00%, 12/1/31  172,187,287 145,143
Province of Ontario, 3.50%, 6/2/43  2,739,000 1,765
287,619
Non-U.S. Government Mortgage-Backed Securities 0.6%
Real Estate Asset Liquidity Trust, Series 2025-1A, Class A1,
3.93%, 1/12/60 (1) 24,835,291 18,161

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
Real Estate Asset Liquidity Trust, Series 2025-1A, Class A2,
4.40%, 1/12/60 (1) 31,390,000 23,064
41,225
Total Canada (Cost $363,413) 360,679
CHILE 0.9%
Corporate Bonds 0.2%
AES Andes, 6.25%, 3/14/32 (USD)  2,902,000 3,020
Engie Energia Chile, 6.375%, 4/17/34 (USD)  4,000,000 4,273
Interchile, 4.50%, 6/30/56 (USD)  4,563,000 3,932
11,225
Government Bonds 0.7%
Bonos de la Tesoreria de la Republica en pesos, 5.80%,
10/1/34 (1) 40,215,000,000 46,092
Republic of Chile, 4.125%, 7/5/34 (EUR)  4,620,000 5,604
51,696
Total Chile (Cost $58,823) 62,921
CHINA 3.7%
Corporate Bonds 0.1%
Zhongsheng Group Holdings, 5.98%, 1/30/28 (USD)  2,944,000 2,971
2,971
Government Bonds 3.6%
People's Republic of China, Series INBK, 1.78%, 9/15/32  531,700,000 76,340
People's Republic of China, Series INBK, 1.83%, 8/25/35  388,430,000 55,497
People's Republic of China, Series INBK, 2.15%, 8/25/55  399,000,000 55,671
People's Republic of China, Series INBK, 2.47%, 7/25/54  390,430,000 57,363
People's Republic of China, Series INBK, 2.53%, 6/15/74  38,700,000 5,755
People's Republic of China, Series INBK, 3.53%, 10/18/51  10,000,000 1,757
People's Republic of China, Series INBK, 4.00%, 6/24/69  64,000,000 13,077
265,460
Total China (Cost $264,446) 268,431
COLOMBIA 1.6%
Government Bonds 1.6%
Republic of Colombia, Series B, 6.00%, 4/28/28  79,667,000,000 18,446

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
Republic of Colombia, Series B, 6.25%, 7/9/36  177,045,500,000 29,941
Republic of Colombia, Series B, 7.00%, 3/26/31  23,388,800,000 4,826
Republic of Colombia, Series B, 11.75%, 1/24/35  74,800,000,000 18,443
Republic of Colombia, Series B, 13.25%, 2/9/33  157,780,000,000 42,337
Total Colombia (Cost $108,937) 113,993
COSTA RICA 0.3%
Government Bonds 0.3%
Republic of Costa Rica, 5.50%, 11/21/30 (EUR) (1) 15,250,000 18,377
Total Costa Rica (Cost $17,764) 18,377
CÔTE D'IVOIRE 1.0%
Government Bonds 1.0%
Kona SPC, FRN, 12M EURIBOR + 2.70%, 4.966%, 12/29/26
(EUR) (1) 6,300,000 7,442
Kona SPC, FRN, 12M EURIBOR + 3.55%, 5.718%, 9/15/26
(EUR) (1) 7,630,000 9,056
Republic of Côte d'Ivoire, 6.875%, 4/1/28 (1) 24,736,500,000 44,982
Republic of Ivory Coast, 4.875%, 1/30/32 (EUR)  1,936,000 2,209
Republic of Ivory Coast, 6.875%, 10/17/40 (EUR)  6,650,000 7,646
Total Côte d'Ivoire (Cost $65,953) 71,335
CYPRUS 0.2%
Government Bonds 0.2%
Republic of Cyprus, 0.95%, 1/20/32  13,071,000 13,755
Total Cyprus (Cost $14,936) 13,755
CZECH REPUBLIC 3.0%
Corporate Bonds 0.1%
Ceska sporitelna, VR, 4.57%, 7/3/31 (EUR) (3) 4,500,000 5,519
Czechoslovak Group, 6.50%, 1/10/31 (USD) (1) 3,160,000 3,256
8,775
Government Bonds 2.9%
Czech Republic, Series 125, 1.50%, 4/24/40  3,230,480,000 103,541
Czech Republic, Series 145, 3.50%, 5/30/35  1,874,710,000 84,350

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
Czech Republic, Series 151, 4.90%, 4/14/34  420,830,000 21,097
208,988
Total Czech Republic (Cost $209,345) 217,763
DENMARK 0.9%
Corporate Bonds 0.9%
Carlsberg Breweries, 0.875%, 7/1/29 (EUR)  3,773,000 4,146
Danske Bank, VR, 0.75%, 6/9/29 (EUR) (3) 8,420,000 9,422
Danske Bank, VR, 1.375%, 2/17/27 (EUR) (3) 2,440,000 2,864
Danske Bank, VR, 4.50%, 11/9/28 (EUR) (3) 2,410,000 2,925
DSV Finance, 3.25%, 11/6/30 (EUR)  6,000,000 7,103
Orsted, 4.875%, 1/12/32 (GBP)  16,210,000 21,317
TDC Net, 5.056%, 5/31/28 (EUR)  2,310,000 2,828
TDC Net, 5.618%, 2/6/30 (EUR)  13,970,000 17,521
Total Denmark (Cost $62,544) 68,126
EGYPT 0.8%
Government Bonds 0.8%
Arab Republic of Egypt, 6.375%, 4/11/31 (EUR)  20,608,000 24,923
Arab Republic of Egypt Treasury Bills, Series 364D, 25.479%,
9/15/26  656,400,000 11,726
Arab Republic of Egypt Treasury Bills, Series 364D, 25.791%,
6/23/26  628,400,000 11,783
Arab Republic of Egypt Treasury Bills, Series 364D, 26.549%,
3/17/26  593,000,000 11,839
Total Egypt (Cost $55,674) 60,271
ESTONIA 0.7%
Government Bonds 0.7%
Republic of Estonia, 3.25%, 1/17/34  45,885,000 53,522
Total Estonia (Cost $51,008) 53,522
FINLAND 0.0%
Corporate Bonds 0.0%
Metso, 0.875%, 5/26/28  2,775,000 3,125
Total Finland (Cost $2,864) 3,125

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
FRANCE 4.2%
Common Stocks 0.0%
Altice France, Acquisition Date: 10/1/25, Cost $79 (2)(4) 4,547 82
82
Corporate Bonds 2.2%
Abertis France, 1.475%, 1/18/31  8,600,000 9,223
Altice France, 4.75%, 10/15/30 (1)(5) 172,502 191
Altice France, 7.25%, 11/1/29 (1) 504,416 588
Banque Federative du Credit Mutuel, 1.25%, 5/26/27  3,000,000 3,467
Banque Federative du Credit Mutuel, 1.375%, 7/16/28  3,100,000 3,532
Banque Federative du Credit Mutuel, 5.125%, 1/13/33  13,800,000 17,359
Banque Stellantis France, 4.00%, 1/21/27  2,400,000 2,858
BNP Paribas, VR, 2.125%, 1/23/27 (3) 9,300,000 10,920
BNP Paribas, VR, 3.875%, 1/10/31 (3) 4,000,000 4,834
BPCE, 0.25%, 1/14/31  7,100,000 7,201
BPCE, 3.50%, 1/25/28  5,500,000 6,579
Credit Agricole, 0.875%, 1/14/32  1,000,000 1,015
Credit Agricole Assurances, VR, 2.625%, 1/29/48 (3) 6,000,000 6,981
Electricite de France, 6.125%, 6/2/34 (GBP)  7,200,000 10,088
Engie, 3.875%, 1/6/31  6,000,000 7,275
EssilorLuxottica, 0.375%, 11/27/27  2,700,000 3,054
Iliad Holding, 5.375%, 4/15/30  5,330,000 6,459
IPD 3, 5.50%, 6/15/31  6,196,000 7,373
Loxam, 6.375%, 5/15/28  3,795,000 4,595
Opal Bidco, 5.50%, 3/31/32  7,360,000 8,931
Orange, 3.25%, 1/15/32 (GBP)  6,500,000 8,100
Paprec Holding, 4.125%, 7/15/30 (1) 960,000 1,135
Praemia Healthcare, 1.375%, 9/17/30  2,600,000 2,766
RTE Reseau de Transport d'Electricite SADIR, 0.75%,
1/12/34  7,200,000 6,809
Societe Generale, VR, 4.875%, 11/21/31 (3) 5,700,000 7,109
SPIE, 3.75%, 5/28/30  5,400,000 6,410
Veolia Environnement, 1.25%, 4/2/27  2,000,000 2,318
Veolia Environnement, 1.94%, 1/7/30  5,700,000 6,420
163,590
Government Bonds 2.0%
Republic of France, Series OAT, 1.25%, 5/25/36 (1) 66,318,000 62,080
Republic of France, Series OAT, 2.50%, 5/25/30 (1) 64,192,000 74,811

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
Republic of France, Series OAT, 4.00%, 4/25/55 (1) 6,676,000 7,293
144,184
Total France (Cost $293,813) 307,856
GERMANY 3.4%
Corporate Bonds 1.4%
Daimler Truck International Finance, 1.625%, 4/6/27  2,600,000 3,025
E.ON International Finance, 6.25%, 6/3/30 (GBP)  11,400,000 16,419
Fresenius, 1.625%, 10/8/27  2,635,000 3,050
Gruenenthal, 4.625%, 11/15/31 (1) 160,000 190
Gruenenthal, 6.75%, 5/15/30 (1) 530,000 651
Gruenenthal, 6.75%, 5/15/30  3,500,000 4,301
Hannover Rueck, 1.125%, 4/18/28  2,600,000 2,986
Hannover Rueck, VR, 1.125%, 10/9/39 (3) 11,500,000 12,498
Hannover Rueck, VR, 1.75%, 10/8/40 (3) 4,800,000 5,229
Knorr-Bremse, 3.25%, 9/21/27  2,500,000 2,964
Sartorius Finance, 4.50%, 9/14/32  8,000,000 9,837
Techem Verwaltungsgesellschaft 675 mbH, 4.625%, 7/15/32  3,070,000 3,647
TK Elevator Midco, 4.375%, 7/15/27 (1) 2,745,000 3,235
TUI Cruises, 5.00%, 5/15/30  4,485,000 5,406
Volkswagen Bank, 4.375%, 5/3/28  2,400,000 2,913
Volkswagen Bank, 4.625%, 5/3/31  5,900,000 7,266
Volkswagen Financial Services, 0.375%, 2/12/30  10,300,000 10,814
Volkswagen International Finance, Series 10Y, 1.875%,
3/30/27  1,300,000 1,512
Volkswagen Leasing, 1.50%, 6/19/26  5,135,000 6,006
101,949
Government Bonds 2.0%
Deutsche Bundesrepublik, Inflation-Indexed, 0.50%, 4/15/30  124,485,821 144,596
Kreditanstalt fuer Wiederaufbau, 4.70%, 6/2/37 (CAD)  5,202,000 3,935
148,531
Total Germany (Cost $235,899) 250,480
GREECE 0.3%
Corporate Bonds 0.3%
Eurobank, VR, 3.25%, 3/12/30 (3) 12,450,000 14,675
United Group, 4.625%, 8/15/28 (1) 3,105,000 3,660
Total Greece (Cost $16,473) 18,335

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
HUNGARY 1.5%
Government Bonds 1.5%
Magyar Export-Import Bank, 6.00%, 5/16/29 (EUR)  4,370,000 5,506
Republic of Hungary, Series 29/A, 2.00%, 5/23/29  19,800,000,000 52,915
Republic of Hungary, Series 31/A, 3.25%, 10/22/31  13,863,000,000 36,052
Republic of Hungary, Series 32/A, 4.75%, 11/24/32  3,286,440,000 9,065
Republic of Hungary, Series 4Y, 5.00%, 2/22/27 (EUR)  5,964,000 7,229
Total Hungary (Cost $107,663) 110,767
ICELAND 0.2%
Government Bonds 0.2%
Republic of Iceland, Series 10Y, 3.50%, 3/21/34 (EUR)  8,096,000 9,661
Republic of Iceland, Series 7Y, 0.00%, 4/15/28 (EUR)  5,385,000 5,967
Total Iceland (Cost $15,239) 15,628
INDIA 0.3%
Government Bonds 0.3%
Republic of India, 6.33%, 5/5/35  1,440,000,000 15,747
Republic of India, 7.26%, 8/22/32  847,240,000 9,757
Total India (Cost $26,255) 25,504
INDONESIA 3.6%
Corporate Bonds 0.2%
Freeport Indonesia, 4.763%, 4/14/27 (USD)  9,400,000 9,431
Freeport Indonesia, 6.20%, 4/14/52 (USD)  1,360,000 1,386
Minejesa Capital, 5.625%, 8/10/37 (USD)  3,965,000 3,935
14,752
Government Bonds 3.4%
Republic of Indonesia, 2.50%, 10/31/30 (CNH)  50,550,000 7,263
Republic of Indonesia, 2.90%, 10/31/35 (CNH)  48,840,000 7,014
Republic of Indonesia, 3.75%, 6/14/28 (EUR)  61,788,000 74,433
Republic of Indonesia, 4.40%, 8/14/30 (AUD)  11,040,000 7,191
Republic of Indonesia, 5.30%, 8/14/35 (AUD)  6,190,000 4,081
Republic of Indonesia, Series FR86, 5.50%, 4/15/26  473,000,000,000 28,432
Republic of Indonesia, Series FR91, 6.375%, 4/15/32  1,320,952,000,000 81,288
Republic of Indonesia, Series FR95, 6.375%, 8/15/28  153,888,000,000 9,502

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
Republic of Indonesia, Series 101, 6.875%, 4/15/29  102,083,000,000 6,425
Republic of Indonesia, Series 103, 6.75%, 7/15/35  159,635,000,000 10,079
Republic of Indonesia, Series 106, 7.125%, 8/15/40  258,825,000,000 16,668
252,376
Total Indonesia (Cost $269,240) 267,128
IRELAND 0.2%
Corporate Bonds 0.1%
AIB Group, VR, 3.75%, 3/20/33 (3) 5,900,000 7,023
AIB Group, VR, 4.625%, 5/20/35 (3) 2,656,000 3,242
10,265
Government Bonds 0.1%
Republic of Ireland, 1.50%, 5/15/50  2,696,000 2,079
Republic of Ireland, 2.00%, 2/18/45  5,630,000 5,223
7,302
Total Ireland (Cost $20,984) 17,567
ISRAEL 0.4%
Corporate Bonds 0.1%
Teva Pharmaceutical Finance Netherlands II, 4.375%, 5/9/30
(EUR)  6,196,000 7,482
7,482
Government Bonds 0.3%
State of Israel, 1.50%, 1/18/27 (EUR)  17,984,000 20,842
20,842
Total Israel (Cost $28,580) 28,324
ITALY 3.4%
Corporate Bonds 0.9%
Aeroporti di Roma, 1.625%, 6/8/27  2,575,000 2,988
Autostrade per l'Italia, 1.625%, 1/25/28  2,680,000 3,085
Autostrade per l'Italia, 2.00%, 12/4/28  6,245,000 7,155
Autostrade per l'Italia, 2.00%, 1/15/30  5,620,000 6,309
CA Auto Bank, 4.75%, 1/25/27  2,395,000 2,874
IMA Industria Macchine Automatiche, 3.75%, 1/15/28  4,500,000 5,284
Infrastrutture Wireless Italiane, 3.625%, 10/13/32  6,417,000 7,435

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
Intesa Sanpaolo, 1.75%, 7/4/29  12,399,000 14,029
Italgas, 1.625%, 1/19/27  2,570,000 2,998
Itelyum Regeneration, 5.75%, 4/15/30 (1) 3,130,000 3,678
Snam, 0.875%, 10/25/26  6,950,000 8,074
63,909
Government Bonds 2.5%
Italy Buoni Poliennali Del Tesoro, Series 30Y, 4.30%,
10/1/54 (1) 13,485,000 15,713
Italy Buoni Poliennali Del Tesoro, Series 50Y, 2.80%, 3/1/67  27,735,000 23,191
Italy Buoni Poliennali Del Tesoro, Series 5Y, 2.95%, 7/1/30  70,550,000 83,644
Italy Buoni Poliennali Del Tesoro, Series CPI, 1.30%,
5/15/28 (1) 51,838,231 61,474
184,022
Total Italy (Cost $242,031) 247,931
JAPAN 6.6%
Government Bonds 6.6%
Government of Japan, Series 26, Inflation-Indexed, 0.005%,
3/10/31  8,980,700,022 59,119
Government of Japan, Series 27, Inflation-Indexed, 0.005%,
3/10/32  3,345,720,300 21,509
Government of Japan, Series 28, Inflation-Indexed, 0.005%,
3/10/33  3,339,499,320 21,306
Government of Japan, Series 29, Inflation-Indexed, 0.005%,
3/10/34  17,981,387,846 112,643
Government of Japan, Series 30, Inflation-Indexed, 0.005%,
3/10/35  2,365,564,320 14,786
Government of Japan, Series 44, 1.70%, 9/20/44  8,276,200,000 43,848
Government of Japan, Series 74, 1.00%, 3/20/52  10,826,400,000 40,710
Government of Japan, Series 75, 1.30%, 6/20/52  10,441,250,000 42,537
Government of Japan, Series 76, 1.40%, 9/20/52  3,100,100,000 12,927
Government of Japan, Series 83, 2.20%, 6/20/54  6,220,600,000 31,197
Government of Japan, Series 87, 2.80%, 6/20/55  5,210,000,000 29,767
Government of Japan, Series 379, 1.50%, 6/20/35  8,938,350,000 54,515
Total Japan (Cost $602,289) 484,864
JORDAN 0.3%
Government Bonds 0.3%
Kingdom of Jordan, 6.125%, 1/29/26 (USD)  14,809,000 14,832

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
Kingdom of Jordan, 7.50%, 1/13/29 (USD)  7,300,000 7,687
Total Jordan (Cost $22,362) 22,519
KAZAKHSTAN 0.3%
Corporate Bonds 0.3%
Kaspi.KZ, 6.25%, 3/26/30 (USD)  6,870,000 7,039
Tengizchevroil Finance International, 3.25%, 8/15/30
(USD) (5) 12,400,000 11,492
Total Kazakhstan (Cost $17,930) 18,531
KUWAIT 0.1%
Corporate Bonds 0.1%
MEGlobal, 2.625%, 4/28/28 (USD) (1) 9,170,000 8,812
Total Kuwait (Cost $9,177) 8,812
LATVIA 1.6%
Government Bonds 1.6%
Republic of Latvia, 0.375%, 10/7/26  86,021,000 99,747
Republic of Latvia, 3.875%, 5/22/29  15,752,000 19,209
Total Latvia (Cost $110,752) 118,956
LITHUANIA 0.9%
Government Bonds 0.9%
Republic of Lithuania, 3.50%, 2/13/34  17,920,000 21,152
Republic of Lithuania, 3.875%, 6/14/33  38,084,000 46,246
Total Lithuania (Cost $59,983) 67,398
LUXEMBOURG 0.9%
Corporate Bonds 0.9%
Aegis 1A, 5.625%, 10/29/31, (PIK 5.625%) (1)(5)(6) 985,000 1,172
Albion Financing 1, 5.375%, 5/21/30  6,196,000 7,503
Blackstone Property Partners Europe Holdings, 1.625%,
4/20/30  6,700,000 7,284
Blackstone Property Partners Europe Holdings, 1.75%,
3/12/29  9,970,000 11,208
GELF Bond Issuer I, 3.625%, 11/27/31  6,000,000 7,046
Logicor Financing, 0.875%, 1/14/31  7,100,000 7,333

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
Logicor Financing, 3.25%, 11/13/28  10,800,000 12,806
SELP Finance, 3.75%, 1/16/32  4,428,000 5,227
SES, 4.875%, 6/24/33 (5) 7,425,000 8,724
Total Luxembourg (Cost $66,315) 68,303
MACAO 0.3%
Corporate Bonds 0.3%
Melco Resorts Finance, 6.50%, 9/24/33 (USD) (1) 6,650,000 6,672
MGM China Holdings, 7.125%, 6/26/31 (USD) (1) 5,140,000 5,443
Sands China, STEP, 3.80%, 1/8/26 (USD)  7,500,000 7,500
Total Macao (Cost $19,314) 19,615
MADAGASCAR 0.1%
Corporate Bonds 0.1%
Axian Telecom Holding & Management, 7.25%, 7/11/30
(USD) (1) 6,640,000 6,723
Total Madagascar (Cost $6,609) 6,723
MALAYSIA 1.5%
Government Bonds 1.5%
Government of Malaysia, Series 0120, 4.065%, 6/15/50  79,874,000 19,977
Government of Malaysia, Series 0123, 4.457%, 3/31/53  15,000,000 3,983
Government of Malaysia, Series 0216, 4.736%, 3/15/46  169,879,000 46,675
Government of Malaysia, Series 0518, 4.921%, 7/6/48  134,996,000 38,149
Total Malaysia (Cost $95,903) 108,784
MEXICO 1.8%
Corporate Bonds 0.6%
America Movil, 5.75%, 6/28/30 (GBP)  6,670,000 9,396
BBVA Mexico, VR, 5.125%, 1/18/33 (USD) (3) 8,675,000 8,507
Bimbo Bakeries USA, 6.05%, 1/15/29 (USD) (1) 6,635,000 6,937
Corp. Inmobiliaria Vesta, 5.50%, 1/30/33 (USD) (1) 5,560,000 5,633
FIBRA Prologis, 5.50%, 11/26/35 (USD) (1) 3,070,000 3,085
Orbia Advance Corp., 6.80%, 5/13/30 (USD)  6,900,000 6,829
40,387
Government Bonds 1.2%
Mexican Udibonos, Series S, 4.00%, 8/24/34  774,324,167 41,131

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
Petroleos Mexicanos, 2.75%, 4/21/27 (EUR)  7,672,000 8,909
Petroleos Mexicanos, 4.75%, 2/26/29 (EUR)  9,023,000 10,678
United Mexican States, Series M, 7.50%, 5/26/33  417,805,000 21,585
United Mexican States, Series M, 8.50%, 5/31/29  148,008,000 8,296
90,599
Total Mexico (Cost $120,799) 130,986
MONTENEGRO 0.5%
Government Bonds 0.5%
Government of Montenegro, 4.875%, 4/1/32 (1) 22,310,000 26,499
Government of Montenegro, 7.25%, 3/12/31 (USD) (1) 12,390,000 13,224
Total Montenegro (Cost $36,291) 39,723
MOROCCO 1.5%
Government Bonds 1.5%
Kingdom of Morocco, 1.375%, 3/30/26 (EUR)  8,780,000 10,270
Kingdom of Morocco, 3.875%, 4/2/29 (EUR) (1) 46,139,000 54,948
Kingdom of Morocco, 3.875%, 4/2/29 (EUR)  9,343,000 11,127
Kingdom of Morocco, 4.75%, 4/2/35 (EUR) (1) 26,140,000 31,366
Total Morocco (Cost $99,579) 107,711
NETHERLANDS 0.7%
Corporate Bonds 0.7%
Cooperatieve Rabobank, 4.625%, 5/23/29 (GBP)  100,000 135
IMCD, 3.625%, 4/30/30  6,100,000 7,194
ING Groep, VR, 0.375%, 9/29/28 (3) 2,800,000 3,165
ING Groep, VR, 1.25%, 2/16/27 (3) 8,800,000 10,328
ING Groep, VR, 1.75%, 2/16/31 (3) 6,500,000 7,224
ING Groep, VR, 4.75%, 5/23/34 (3) 6,000,000 7,554
NN Group, 1.625%, 6/1/27  2,575,000 2,988
Trivium Packaging Finance, 6.625%, 7/15/30  4,780,000 5,908
Universal Music Group, 3.00%, 6/30/27  2,470,000 2,918
VZ Secured Financing, 3.50%, 1/15/32  3,900,000 4,275
Ziggo, 2.875%, 1/15/30  2,720,000 3,022
Total Netherlands (Cost $51,004) 54,711

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
NEW ZEALAND 1.2%
Corporate Bonds 0.1%
Chorus, 3.625%, 9/7/29 (EUR) (5) 8,130,000 9,734
9,734
Government Bonds 1.1%
Government of New Zealand, Series 0536, 4.25%, 5/15/36  142,360,000 80,218
80,218
Total New Zealand (Cost $88,697) 89,952
NIGERIA 0.1%
Government Bonds 0.1%
Federal Republic of Nigeria OMO Bill, Series 196D, 20.872%,
5/5/26  9,290,000,000 6,021
Total Nigeria (Cost $5,988) 6,021
NORTH MACEDONIA 0.1%
Government Bonds 0.1%
Republic of North Macedonia, 6.96%, 3/13/27 (EUR) (1) 5,430,000 6,618
Total North Macedonia (Cost $5,781) 6,618
NORWAY 0.1%
Corporate Bonds 0.1%
Avinor, 0.75%, 10/1/30 (EUR)  7,202,000 7,616
Total Norway (Cost $6,797) 7,616
PAKISTAN 0.1%
Corporate Bonds 0.1%
Veon Midco, 3.375%, 11/25/27 (USD)  5,480,000 5,202
Total Pakistan (Cost $5,186) 5,202
PERU 0.1%
Government Bonds 0.1%
Republic of Peru, 5.40%, 8/12/34  14,318,000 4,250

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
Republic of Peru, Series REGS, 5.40%, 8/12/34  15,306,000 4,544
Total Peru (Cost $6,929) 8,794
POLAND 0.4%
Government Bonds 0.4%
Republic of Poland, Series 10Y, 3.625%, 1/11/34 (EUR)  16,982,000 20,282
Republic of Poland, Series 15Y, 3.875%, 10/22/39 (EUR)  5,250,000 6,026
Republic of Poland, Series 7Y, 3.125%, 7/7/32 (EUR)  4,618,000 5,395
Total Poland (Cost $29,697) 31,703
PORTUGAL 0.4%
Corporate Bonds 0.4%
Banco Comercial Portugues, VR, 1.125%, 2/12/27 (3) 5,800,000 6,805
Banco Comercial Portugues, VR, 1.75%, 4/7/28 (3) 3,500,000 4,071
EDP Servicios Financieros Espana, 4.375%, 4/4/32  14,193,000 17,592
Total Portugal (Cost $26,517) 28,468
QATAR 0.2%
Corporate Bonds 0..2%
QatarEnergy, 3.125%, 7/12/41 (USD)  6,400,000 4,931
QNB Finance, 2.75%, 2/12/27 (USD)  8,200,000 8,071
QNB Finance, 4.875%, 1/30/29 (USD)  2,175,000 2,211
Total Qatar (Cost $15,173) 15,213
ROMANIA 0.9%
Government Bonds 0.9%
Republic of Romania, 5.375%, 6/7/33 (EUR) (1) 14,895,000 17,694
Republic of Romania, 5.375%, 6/7/33 (EUR)  11,800,000 14,018
Republic of Romania, 5.875%, 7/11/32 (EUR)  29,920,000 36,698
Total Romania (Cost $67,193) 68,410
SAUDI ARABIA 0.6%
Government Bonds 0.6%
Kingdom of Saudi Arabia, 3.375%, 3/5/32 (EUR) (1) 35,390,000 41,821
Total Saudi Arabia (Cost $36,986) 41,821

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
SERBIA 1.5%
Government Bonds 1.5%
Republic of Serbia, 1.00%, 9/23/28 (EUR) (1) 20,505,000 22,509
Republic of Serbia, 1.50%, 6/26/29 (EUR)  30,666,000 33,470
Republic of Serbia, 3.125%, 5/15/27 (EUR)  43,099,000 50,453
Total Serbia (Cost $100,460) 106,432
SINGAPORE 0.6%
Government Bonds 0.6%
Republic of Singapore, 2.875%, 7/1/29  57,529,000 46,452
Total Singapore (Cost $43,390) 46,452
SLOVENIA 0.4%
Government Bonds 0.4%
Republic of Slovenia, Series RS74, 1.50%, 3/25/35 (5) 14,085,000 14,410
Republic of Slovenia, Series RS77, 2.25%, 3/3/32  7,145,000 8,164
Republic of Slovenia, Series RS86, 0.00%, 2/12/31  4,975,000 5,138
Total Slovenia (Cost $28,142) 27,712
SOUTH AFRICA 0.1%
Corporate Bonds 0.1%
Anglo American Capital, 3.375%, 3/11/29 (GBP)  5,340,000 6,980
Total South Africa (Cost $6,121) 6,980
SOUTH KOREA 0.3%
Corporate Bonds 0.1%
Shinhan Bank, 4.50%, 4/12/28 (USD) (1) 7,200,000 7,294
7,294
Government Bonds 0.2%
Republic of South Korea, 2.25%, 7/3/28 (EUR)  14,640,000 17,152
17,152
Total South Korea (Cost $24,303) 24,446

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
SPAIN 3.3%
Corporate Bonds 1.5%
Banco Bilbao Vizcaya Argentaria, 3.375%, 9/20/27  7,900,000 9,418
Banco Bilbao Vizcaya Argentaria, VR, 4.375%, 8/29/36 (3) 8,900,000 10,746
Banco Bilbao Vizcaya Argentaria, VR, 5.75%, 9/15/33 (3) 2,700,000 3,368
Banco de Sabadell, VR, 0.875%, 6/16/28 (3) 6,600,000 7,570
Banco de Sabadell, VR, 5.00% (3)(7) 4,600,000 5,465
Banco de Sabadell, VR, 5.00%, 6/7/29 (3) 2,300,000 2,840
Banco de Sabadell, VR, 5.125%, 11/10/28 (3) 5,100,000 6,255
CaixaBank, 3.75%, 9/7/29  9,300,000 11,269
CaixaBank, VR, 6.25%, 2/23/33 (3) 2,600,000 3,228
Cellnex Telecom, 1.75%, 10/23/30  19,600,000 21,454
Cirsa Finance International, 4.875%, 10/15/31 (1) 2,500,000 3,012
Cirsa Finance International, 4.875%, 10/15/31  5,000,000 6,023
Lorca Telecom Bondco, 4.00%, 9/18/27  1,295,745 1,523
Telefonica Emisiones, 3.724%, 1/23/34  12,000,000 13,924
106,095
Government Bonds 1.8%
Kingdom of Spain, 1.90%, 10/31/52 (1) 84,650,000 65,012
Kingdom of Spain, 3.10%, 7/30/31  25,410,000 30,386
Kingdom of Spain, 3.15%, 4/30/35 (1) 34,136,000 39,835
135,233
Total Spain (Cost $229,718) 241,328
SRI LANKA 0.3%
Government Bonds 0.3%
Republic of Sri Lanka, Series A, 9.00%, 7/1/28  1,300,000,000 4,190
Republic of Sri Lanka, Series A, 9.75%, 7/1/30  560,000,000 1,804
Republic of Sri Lanka, Series A, 11.00%, 5/15/30  490,000,000 1,658
Republic of Sri Lanka, Series A, 11.40%, 1/15/27  1,227,000,000 4,112
Republic of Sri Lanka, Series A, 11.50%, 8/1/26  1,063,000,000 3,494
Republic of Sri Lanka, Series A, 20.00%, 9/15/27  1,544,000,000 5,838
Total Sri Lanka (Cost $19,874) 21,096

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
SUPRANATIONAL 0.4%
Corporate Bonds 0.2%
International Bank for Reconstruction & Development, 6.50%,
4/17/30 (INR)  1,010,600,000 11,131
11,131
Government Bonds 0.2%
Asian Infrastructure Investment Bank, 7.00%, 3/1/29 (INR)  514,700,000 5,768
Inter-American Development Bank, 7.35%, 10/6/30 (INR)  805,000,000 9,144
14,912
Total Supranational (Cost $27,599) 26,043
SWEDEN 2.4%
Corporate Bonds 1.9%
Autoliv, 4.25%, 3/15/28 (EUR)  2,365,000 2,854
Nordea Hypotek, Series 5540, 3.00%, 11/26/30  404,000,000 44,166
Skandinaviska Enskilda Banken, 0.375%, 6/21/28 (EUR)  2,865,000 3,179
Stadshypotek, Series 1596, 2.50%, 2/1/30  442,000,000 47,594
Swedbank Hypotek, Series 201, 3.00%, 10/29/30  402,300,000 44,002
141,795
Government Bonds 0.5%
Kingdom of Sweden, Series 3111, Inflation-Indexed, 0.125%,
6/1/32  349,905,891 35,842
35,842
Total Sweden (Cost $166,466) 177,637
SWITZERLAND 0.3%
Corporate Bonds 0.3%
ABB Finance, 3.25%, 1/16/27 (EUR)  2,400,000 2,844
ABB Finance, 3.375%, 1/16/31 (EUR)  4,445,000 5,306
UBS Group, VR, 2.875%, 4/2/32 (EUR) (3) 7,050,000 8,079
UBS Group, VR, 7.75%, 3/1/29 (EUR) (3) 6,929,000 8,970
Total Switzerland (Cost $21,398) 25,199

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
TANZANIA 0.1%
Corporate Bonds 0.1%
HTA Group, 7.50%, 6/4/29 (USD) (1) 9,465,000 9,807
Total Tanzania (Cost $9,434) 9,807
THAILAND 2.1%
Corporate Bonds 0.2%
Bangkok Bank, VR, 3.733%, 9/25/34 (USD) (3) 7,545,000 7,175
GC Treasury Center, VR, 6.50% (USD) (1)(3)(7) 3,240,000 3,274
GC Treasury Center, VR, 7.125% (USD) (1)(3)(7) 2,580,000 2,637
13,086
Government Bonds 1.9%
Kingdom of Thailand, 2.05%, 4/17/28  1,043,000,000 33,791
Kingdom of Thailand, 2.50%, 11/17/29  1,966,521,000 65,480
Kingdom of Thailand, 2.70%, 6/17/40  598,200,000 20,696
Kingdom of Thailand, 2.80%, 6/17/34  364,000,000 12,709
Kingdom of Thailand, 2.98%, 6/17/45  233,000,000 8,228
140,904
Total Thailand (Cost $144,395) 153,990
TÜRKIYE 0.3%
Corporate Bonds 0.3%
Türkiye Is Bankasi, Series 92, Zero Coupon, 2/17/26  848,000,000 18,887
Total Türkiye (Cost $19,146) 18,887
UNITED ARAB EMIRATES 0.4%
Corporate Bonds 0.4%
Aldar Properties, VR, 6.623%, 4/15/55 (USD) (3) 10,130,000 10,607
DP World, 5.25%, 12/24/29 (USD)  17,900,000 18,312
Total United Arab Emirates (Cost $28,564) 28,919
UNITED KINGDOM 5.5%
Corporate Bonds 2.2%
Astrazeneca Finance, 3.121%, 8/5/30 (EUR)  6,000,000 7,113

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
Barclays, VR, 0.577%, 8/9/29 (EUR) (3) 5,175,000 5,731
Barclays, VR, 0.877%, 1/28/28 (EUR) (3) 2,695,000 3,111
Barclays, VR, 6.369%, 1/31/31 (3) 4,650,000 6,631
Belron U.K. Finance, 4.625%, 10/15/29 (EUR)  6,196,000 7,488
DS Smith, 4.50%, 7/27/30 (EUR)  3,640,000 4,481
Heathrow Funding, 1.875%, 7/12/32 (EUR)  6,885,000 7,338
Heathrow Funding, 2.75%, 10/13/29  8,360,000 10,537
HSBC Holdings, VR, 3.755%, 5/20/29 (EUR) (3) 10,715,000 12,845
Jerrold Finco, 7.50%, 6/15/31 (1) 1,195,000 1,640
Jerrold Finco, 7.875%, 4/15/30 (1) 345,000 477
Maison Finco, 6.00%, 10/31/27  2,650,000 3,494
Miller Homes Group Finco, 7.00%, 5/15/29  3,830,000 5,198
National Grid Electricity Distribution East Midlands, 3.53%,
9/20/28 (EUR)  2,455,000 2,943
NatWest Group, VR, 0.67%, 9/14/29 (EUR) (3) 5,250,000 5,824
NatWest Group, VR, 0.78%, 2/26/30 (EUR) (3) 2,014,000 2,208
NatWest Group, VR, 1.043%, 9/14/32 (EUR) (3) 5,075,000 5,793
Next Group, 3.625%, 5/18/28  7,491,000 9,965
Next Group, 4.375%, 10/2/26  982,000 1,328
Santander U.K. Group Holdings, VR, 0.603%, 9/13/29
(EUR) (3) 6,475,000 7,162
Santander U.K. Group Holdings, VR, 2.421%, 1/17/29 (3) 3,320,000 4,303
Santander U.K. Group Holdings, VR, 3.53%, 8/25/28
(EUR) (3) 5,300,000 6,313
Severn Trent Utilities Finance, 4.625%, 11/30/34  5,970,000 7,677
Smiths Group, 2.00%, 2/23/27 (EUR)  2,535,000 2,960
Tesco Corporate Treasury Services, 0.875%, 5/29/26 (EUR)  5,250,000 6,133
Tesco Corporate Treasury Services, 2.75%, 4/27/30  4,850,000 6,084
Vmed O2 U.K. Financing I, 4.50%, 7/15/31 (1) 5,145,000 6,167
Vmed O2 U.K. Financing I, 4.50%, 7/15/31  5,630,000 6,749
157,693
Government Bonds 3.3%
United Kingdom Gilt, 1.25%, 10/22/41  61,438,000 49,597
United Kingdom Gilt, 3.25%, 1/22/44  31,737,000 33,549
United Kingdom Gilt, 3.75%, 3/7/27  81,695,000 110,168
United Kingdom Gilt, 4.375%, 3/7/30  33,620,000 46,101
United Kingdom Gilt, 4.375%, 7/31/54  3,001,000 3,550
242,965
Total United Kingdom (Cost $389,564) 400,658

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
UNITED STATES 5.7%
Corporate Bonds 5.5%
AbbVie, 2.125%, 11/17/28 (EUR)  2,605,000 3,016
AbbVie, 2.625%, 11/15/28 (EUR)  5,967,000 7,007
Allied Universal Holdco, 3.625%, 6/1/28 (EUR)  4,610,000 5,359
Alphabet, 3.125%, 11/6/34 (EUR)  13,665,000 15,677
Alphabet, 4.00%, 11/6/44 (EUR)  16,080,000 18,420
American Honda Finance, 0.75%, 11/25/26 (GBP)  4,097,000 5,371
AT&T, 3.95%, 4/30/31 (EUR)  13,150,000 15,963
Athene Global Funding, 0.832%, 1/8/27 (EUR)  6,150,000 7,101
Bank of America, VR, 1.662%, 4/25/28 (EUR) (3) 2,610,000 3,033
Becton Dickinson & Company, 3.519%, 2/8/31 (EUR)  3,520,000 4,194
Becton Dickinson Euro Finance, 1.213%, 2/12/36 (EUR)  1,874,000 1,713
Berkshire Hathaway Finance, 1.50%, 3/18/30 (EUR)  5,119,000 5,726
California Buyer, 5.625%, 2/15/32 (EUR)  4,250,000 5,084
Capital One Financial, 1.65%, 6/12/29 (EUR)  11,300,000 12,593
Carrier Global, 4.125%, 5/29/28 (EUR)  2,420,000 2,929
Citigroup, VR, 4.296%, 7/23/36 (EUR) (3) 13,216,000 15,665
Comcast, 0.00%, 9/14/26 (EUR)  3,000,000 3,470
Comcast, 0.75%, 2/20/32 (EUR)  7,200,000 7,249
CRH SMW Finance, 4.00%, 7/11/31 (EUR)  6,000,000 7,317
Dana Financing Luxembourg, 8.50%, 7/15/31 (EUR) (1) 2,623,000 3,299
Equinix Europe 2 Financing, 3.65%, 9/3/33 (EUR)  9,575,000 11,077
Equitable Financial Life Global Funding, 0.60%, 6/16/28
(EUR)  2,805,000 3,125
FedEx, 1.625%, 1/11/27 (EUR)  2,620,000 3,051
Fiserv, 1.625%, 7/1/30 (EUR)  175,000 190
Fiserv, 3.00%, 7/1/31 (GBP)  9,825,000 11,883
Fiserv, 4.50%, 5/24/31 (EUR)  10,825,000 13,141
Ford Motor Credit, 4.867%, 8/3/27 (EUR)  2,390,000 2,891
Ford Motor Credit, 5.125%, 2/20/29 (EUR) (5) 13,525,000 16,664
General Motors Financial, 0.85%, 2/26/26 (EUR)  10,000,000 11,726
Goldman Sachs Group, 1.625%, 7/27/26 (EUR)  4,137,000 4,844
Goldman Sachs Group, VR, 3.625%, 10/29/29 (GBP) (3) 3,180,000 4,195
Graphic Packaging International, 2.625%, 2/1/29 (EUR)  4,690,000 5,331
Harley-Davidson Financial Services, 5.125%, 4/5/26 (EUR)  8,000,000 9,437
Highland Holdings, 0.318%, 12/15/26 (EUR)  3,635,000 4,186
JPMorgan Chase, VR, 1.638%, 5/18/28 (EUR) (3) 2,620,000 3,041
JPMorgan Chase, VR, 4.457%, 11/13/31 (EUR) (3) 5,700,000 7,071
Medtronic Global Holdings, 0.375%, 10/15/28 (EUR)  2,969,000 3,276
Metropolitan Life Global Funding I, 5.00%, 1/10/30 (GBP)  570,000 785

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
Mondelez International, 0.25%, 3/17/28 (EUR)  10,218,000 11,406
Mondelez International, 1.625%, 3/8/27 (EUR)  2,575,000 2,998
Mondelez International Holdings Netherlands, 0.25%, 9/9/29
(EUR) (1) 6,160,000 6,585
Morgan Stanley, VR, 0.406%, 10/29/27 (EUR) (3) 4,931,000 5,704
Morgan Stanley, VR, 0.495%, 10/26/29 (EUR) (3) 11,660,000 12,814
Morgan Stanley, VR, 5.148%, 1/25/34 (EUR) (3) 2,000,000 2,569
Netflix, 3.625%, 5/15/27 (EUR)  2,455,000 2,928
Netflix, 3.875%, 11/15/29 (EUR)  5,585,000 6,771
NextEra Energy Capital Holdings, VR, 3.996%, 5/15/56
(EUR) (3) 7,700,000 9,017
NextEra Energy Capital Holdings, VR, 4.496%, 5/15/56
(EUR) (3) 8,820,000 10,326
Prologis, 2.25%, 6/30/29 (GBP)  5,048,000 6,370
Thermo Fisher Scientific, 0.875%, 10/1/31 (EUR)  5,170,000 5,357
Thermo Fisher Scientific, 2.375%, 4/15/32 (EUR)  842,000 941
Thermo Fisher Scientific Finance I, 0.80%, 10/18/30 (EUR)  1,890,000 2,009
U.S. Bancorp, VR, 4.009%, 5/21/32 (EUR) (3) 9,145,000 11,027
Upjohn Finance, 1.362%, 6/23/27 (EUR)  2,670,000 3,080
Utah Acquisition Sub, 3.125%, 11/22/28 (EUR)  5,630,000 6,633
Verizon Communications, 1.30%, 5/18/33 (EUR)  5,270,000 5,292
Verizon Communications, 2.625%, 12/1/31 (EUR)  4,715,000 5,345
VF, 4.125%, 3/7/26 (EUR)  4,239,000 4,986
Wells Fargo, 1.00%, 2/2/27 (EUR)  2,660,000 3,077
Westlake, 1.625%, 7/17/29 (EUR)  9,435,000 10,485
401,820
Municipal Securities 0.2%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (8) 21,185,127 13,559
13,559
Total United States (Cost $398,109) 415,379
UZBEKISTAN 0.1%
Corporate Bonds 0.1%
JSCB Agrobank, 9.25%, 10/2/29 (USD)  4,700,000 5,072
Uzbek Industrial & Construction Bank, 8.95%, 7/24/29 (USD)  2,218,000 2,382
Total Uzbekistan (Cost $7,452) 7,454

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 10.5%
Commercial Paper 0.1%
4(2)  0.1% (9)
TransCanada PipeLines, 3.917%, 1/30/26  9,875,000 9,843
9,843
Money Market Funds 8.2%
T. Rowe Price Government Reserve Fund, 3.77% (10)(11) 603,018,010 603,018
603,018
U.S. Treasury Obligations 2.2%
U.S. Treasury Bills, 3.541%, 4/2/26 (12) 22,000,000 21,805
U.S. Treasury Bills, 3.70%, 2/26/26 (12) 133,765,000 133,032
154,837
Total Short-Term Investments (Cost $767,669) 767,698
SECURITIES LENDING COLLATERAL 0.4%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 0.4%
Money Market Funds 0.4%
T. Rowe Price Treasury Reserve Fund, 3.75% (10)(11) 27,449,751 27,450
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 27,450
Total Securities Lending Collateral (Cost $27,450) 27,450
(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.2%
OTC Options Purchased 0.2%
Counterparty Description Contracts
Notional
Amount $ Value
Canadian Imperial Bank of
Commerce
USD / CAD,
Call, 1/29/26 @
CAD1.39 (4) 1 109,705 174

T. ROWE PRICE International Bond Fund (USD Hedged)

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
Citibank
10 Year Interest
Rate Swap,
12/18/36 Pay
Fixed 2.27%
Annually, Receive
Variable 2.11%
(6M EURIBOR)
Semi-Annually,
12/16/26 @
2.27%* (EUR) (4) 1 170,730 14,057
Citibank
10 Year Interest
Rate Swap,
12/18/36 Receive
Fixed 2.27%
Annually, Pay
Variable 2.11%
(6M EURIBOR)
Semi-Annually,
12/16/26 @
2.27%* (EUR) (4) 1 170,730 400
Citibank
USD / INR,
Put, 2/24/26 @
INR89.56 (4) 1 36,575 115
HSBC Bank
USD / KRW,
Put, 2/12/26 @
KRW1,438.00 (4) 1 73,100 773
Nomura Securities
International
USD / JPY,
Put, 2/19/26 @
JPY152.40 (4) 1 109,760 531
Total Options Purchased (Cost $14,133) 16,050
Total Investments in Securities
99.2% of Net Assets
(Cost $7,154,383) $ 7,274,070
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
* Exercise Spread
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $1,017,739 and represents 13.9% of net assets.

T. ROWE PRICE International Bond Fund (USD Hedged)

.
.
.
.
.
.
.
.
.
.
(2) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $3,252 and represents 0.0% of net assets.
(3) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(4) Non-income producing
(5) See Note 4. All or a portion of this security is on loan at December 31, 2025.
(6) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(7) Perpetual security with no stated maturity date.
(8) Contingent value instrument that only pays out if a portion of the territory’s
Sales and Use Tax outperforms the projections in the Oversight Board’s
Certified Fiscal Plan.
(9) Commercial paper exempt from registration under Section 4(2) of the
Securities Act of 1933 and may be resold in transactions exempt from registration only to dealers in that program or other “accredited investors”.
Total value of such securities at period-end amounts to $9,843 and represents 0.1% of net assets.
(10) Seven-day yield
(11) Affiliated Companies
(12) At December 31, 2025, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
1 Day INR
MIBOR One day INR MIBOR (Mumbai interbank offered rate)
6M EURIBOR Six month EURIBOR (Euro interbank offered rate)
6M PLN WIBOR Six month PLN WIBOR (Warsaw interbank offered rate)
6M TSFR Six month term SOFR (Secured overnight financing rate)
12M EURIBOR Twelve month EURIBOR (Euro interbank offered rate)
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CNH Offshore China Renminbi
COP Colombian Peso
CORRA Canadian Overnight Repo Rate Average
CPI Consumer Price Index
CZK Czech Koruna

T. ROWE PRICE International Bond Fund (USD Hedged)

.
.
.
.
.
.
.
.
.
.
EGP Egyptian Pound
EUR Euro
FRN Floating Rate Note
GBP British Pound
GO General Obligation
HUF Hungarian Forint
ICP Chilean Average Chamber Index
IDR Indonesian Rupiah
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXIBTIIE Mexican Interbank 28 day interest rate
MXN Mexican Peso
MYR Malaysian Ringgit
NGN Nigerian Naira
NZD New Zealand Dollar
OTC Over-the-counter
PEN Peruvian New Sol
PHP Philippines Peso
PIK Payment-in-kind
PLN Polish Zloty
SEK Swedish Krona
SGD Singapore Dollar
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
THB Thai Baht
TONA Tokyo overnight average rate
TRY Turkish Lira
TWD Taiwan Dollar
UAH Ukraine Hryvnia
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
ZAR South African Rand

T. ROWE PRICE International Bond Fund (USD Hedged)

. . . . . . . . . .
(Amounts in 000s)
SWAPS 0.1%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Côte d'Ivoire (0.0)%
Barclays Bank, Protection
Sold (Relevant Credit: Republic of Côte
d'Ivoire, Ba2*), Receive 1.00% Quarterly,
Pay upon credit default, 6/20/27 (USD) * 18,157 (46) (397) 351
Total Côte d'Ivoire (397) 351
Greece 0.0%
Bank of America, Protection
Sold (Relevant Credit: Hellenic Republic,
BBB-*), Receive 1.00% Quarterly, Pay
upon credit default, 12/20/29 (USD) * 12,470 348 (250) 598
Total Greece (250) 598
Vietnam 0.0%
Goldman Sachs, Protection
Sold (Relevant Credit: Socialist Republic
of Vietnam, BB+*), Receive 1.00%
Quarterly, Pay upon credit default,
6/20/26 (USD) * 21,270 76 36 40
Total Vietnam 36 40
Total Bilateral Credit Default Swaps, Protection
Sold (611) 989
Total Bilateral Swaps (611) 989
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.1%
Credit Default Swaps, Protection Bought (0.0)%
United States (0.0)%
Protection Bought (Relevant Credit:
Markit CDX.EM-S41, 5 Year Index), Pay
1.00% Quarterly, Receive upon credit
default, 6/20/29 134,570 (471) 3,836 (4,307)
Total United States (4,307)
Total Centrally Cleared Credit Default Swaps,
Protection Bought (4,307)

T. ROWE PRICE International Bond Fund (USD Hedged)

. . . . . . . . . .
(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
Credit Default Swaps, Protection Sold 0.2%
Foreign/Europe 0.2%
Protection Sold (Relevant Credit: Markit
iTraxx Crossover-S44, 5 Year Index),
Receive 5.00% Quarterly, Pay upon
credit default, 12/20/30 111,410 14,674 13,029 1,645
Protection Sold (Relevant Credit:
Markit iTraxx Europe Subordinated
Financials-S44, 5 Year Index    ),
Receive 1.00% Quarterly, Pay upon
credit default, 12/20/30 111,370 473 98 375
Total Foreign/Europe 2,020
Greece 0.0%
Protection Sold (Relevant Credit:
Hellenic Republic, BBB-*), Receive
1.00% Quarterly, Pay upon credit
default, 6/20/26 (USD) * 3,700 18 39 (21)
Total Greece (21)
Vietnam 0.0%
Protection Sold (Relevant Credit:
Socialist Republic of Vietnam, BB+*),
Receive 1.00% Quarterly, Pay upon
credit default, 6/20/28 (USD) * 37,447 470 207 263
Total Vietnam 263
Total Centrally Cleared Credit Default Swaps,
Protection Sold 2,262
Interest Rate Swaps (0.1)%
Canada (0.0)%
30 Year Interest Rate Swap, Receive
Fixed 3.444% Semi-Annually, Pay
Variable 2.300% (CORRA) Semi-
Annually, 8/20/55 4,524 (42) — (42)
Total Canada (42)
Chile (0.0)%
10 Year Interest Rate Swap, Pay Fixed
5.118% Semi-Annually, Receive Variable
(3.639)% (ICP) Semi-Annually, 4/11/35 32,470,487 (36) — (36)

T. ROWE PRICE International Bond Fund (USD Hedged)

. . . . . . . . . .
(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
10 Year Interest Rate Swap, Pay Fixed
5.216% Semi-Annually, Receive Variable
(3.452)% (ICP) Semi-Annually, 4/24/35 15,158,000 (139) — (139)
Total Chile (175)
China (0.0)%
5 Year Interest Rate Swap, Receive
Fixed 1.388% Quarterly, Pay Variable
1.500% (7 Day Interbank Repo)
Quarterly, 4/11/30 204,300 (229) — (229)
5 Year Interest Rate Swap, Receive
Fixed 1.438% Quarterly, Pay Variable
1.530% (7 Day Interbank Repo)
Quarterly, 1/14/30 917,700 (659) — (659)
5 Year Interest Rate Swap, Receive
Fixed 1.575% Quarterly, Pay Variable
1.600% (7 Day Interbank Repo)
Quarterly, 10/23/30 299,324 (15) — (15)
5 Year Interest Rate Swap, Receive
Fixed 1.581% Quarterly, Pay Variable
1.530% (7 Day Interbank Repo)
Quarterly, 10/24/30 206,676 (2) — (2)
5 Year Interest Rate Swap, Receive
Fixed 1.653% Quarterly, Pay Variable
1.500% (7 Day Interbank Repo)
Quarterly, 9/20/29 104,810 54 — 54
5 Year Interest Rate Swap, Receive
Fixed 1.696% Quarterly, Pay Variable
2.150% (7 Day Interbank Repo)
Quarterly, 3/12/30 177,350 132 — 132
Total China (719)
Foreign/Europe (0.1)%
15 Year Interest Rate Swap, Pay Fixed
2.199% Annually, Receive Variable
2.172% (6M EURIBOR) Semi-Annually,
12/13/39 27,750 3,456 — 3,456
15 Year Interest Rate Swap, Pay Fixed
2.213% Annually, Receive Variable
2.172% (6M EURIBOR) Semi-Annually,
12/13/39 13,900 1,705 — 1,705
15 Year Interest Rate Swap, Pay Fixed
2.244% Annually, Receive Variable
2.170% (6M EURIBOR) Semi-Annually,
12/16/39 13,945 1,651 — 1,651

T. ROWE PRICE International Bond Fund (USD Hedged)

. . . . . . . . . .
(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
5 Year Interest Rate Swap, Receive
Fixed 2.294% Annually, Pay Variable
2.112% (6M EURIBOR) Semi-Annually,
2/18/30 230,735 1,087 — 1,087
20 Year Interest Rate Swap, Receive
Fixed 2.472% Annually, Pay Variable
2.098% (6M EURIBOR) Semi-Annually,
9/20/44 30,650 (3,878) — (3,878)
20 Year Interest Rate Swap, Receive
Fixed 2.510% Annually, Pay Variable
2.111% (6M EURIBOR) Semi-Annually,
8/19/44 57,200 (6,804) — (6,804)
Total Foreign/Europe (2,783)
India (0.0)%
5 Year Interest Rate Swap, Receive
Fixed 5.735% Semi-Annually, Pay
Variable 5.670% (1 Day INR MIBOR)
Semi-Annually, 9/8/30 2,366,000 (148) — (148)
7 Year Interest Rate Swap, Receive
Fixed 5.785% Semi-Annually, Pay
Variable 5.670% (1 Day INR MIBOR)
Semi-Annually, 9/16/32 2,310,000 (311) — (311)
Total India (459)
Japan 0.1%
5 Year Interest Rate Swap, Pay Fixed
0.418% Annually, Receive Variable
0.495% (JPY TONA) Annually, 8/10/28 5,440,420 755 — 755
5 Year Interest Rate Swap, Pay Fixed
0.945% Annually, Receive Variable
0.486% (JPY TONA) Annually, 2/11/30 8,316,263 818 — 818
7 Year Interest Rate Swap, Pay Fixed
1.030% Annually, Receive Variable
0.491% (JPY TONA) Annually, 6/18/32 6,173,925 1,299 — 1,299
7 Year Interest Rate Swap, Pay Fixed
1.040% Annually, Receive Variable
0.491% (JPY TONA) Annually, 6/18/32 3,656,195 754 — 754
7 Year Interest Rate Swap, Pay Fixed
1.041% Annually, Receive Variable
0.491% (JPY TONA) Annually, 6/18/32 3,656,195 752 — 752
Total Japan 4,378

T. ROWE PRICE International Bond Fund (USD Hedged)

. . . . . . . . . .
(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
Mexico (0.0)%
10 Year Interest Rate Swap, Pay Fixed
9.045% 28 Days, Receive Variable
7.250% (MXIBTIIE) 28 Days, 1/24/35 563,500 (1,912) — (1,912)
Total Mexico (1,912)
Poland (0.1)%
5 Year Interest Rate Swap, Pay Fixed
4.158% Annually, Receive Variable
4.840% (6M PLN WIBOR) Semi-
Annually, 7/18/30 158,581 (648) — (648)
5 Year Interest Rate Swap, Pay Fixed
4.165% Annually, Receive Variable
4.840% (6M PLN WIBOR) Semi-
Annually, 7/18/30 158,580 (663) — (663)
5 Year Interest Rate Swap, Pay Fixed
4.230% Annually, Receive Variable
3.940% (6M PLN WIBOR) Semi-
Annually, 6/10/30 159,927 (1,886) — (1,886)
5 Year Interest Rate Swap, Pay Fixed
4.255% Annually, Receive Variable
4.860% (6M PLN WIBOR) Semi-
Annually, 6/11/30 40,489 (484) — (484)
5 Year Interest Rate Swap, Pay Fixed
4.320% Annually, Receive Variable
4.850% (6M PLN WIBOR) Semi-
Annually, 6/12/30 121,469 (1,554) — (1,554)
7 Year Interest Rate Swap, Pay Fixed
4.110% Annually, Receive Variable
3.930% (6M PLN WIBOR) Semi-
Annually, 12/17/32 141,801 (461) — (461)
7 Year Interest Rate Swap, Pay Fixed
4.333% Annually, Receive Variable
4.580% (6M PLN WIBOR) Semi-
Annually, 9/29/32 240,274 (1,549) — (1,549)
Total Poland (7,245)
Total Centrally Cleared Interest Rate Swaps (8,957)

T. ROWE PRICE International Bond Fund (USD Hedged)

. . . . . . . . . .
(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
Zero-Coupon Inflation Swaps (0.0)%
Foreign/Europe (0.0)%
5 Year Zero-Coupon Inflation Swap
Pay Fixed 1.860% at Maturity, Receive
Variable (Change in CPI) at Maturity,
9/17/29 156,000 (492) — (492)
10 Year Zero-Coupon Inflation Swap
Pay Fixed 1.958% at Maturity, Receive
Variable (Change in CPI) at Maturity,
10/16/34 31,425 (262) — (262)
Total Foreign/Europe (754)
Total Centrally Cleared Zero-Coupon Inflation
Swaps (754)
Total Centrally Cleared Swaps (11,756)
Net payments (receipts) of variation margin to date 11,248
Variation margin receivable (payable) on centrally cleared swaps $ (508)
* Credit ratings as of December 31, 2025. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.

T. ROWE PRICE International Bond Fund (USD Hedged)

. . . . . . . . . .
(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 1/9/26 INR 923,885 USD 10,197 $ 74
Bank of America 1/16/26 HUF 5,052,553 USD 15,163 269
Bank of America 1/16/26 USD 67,649 MXN 1,262,891 (2,374)
Bank of America 1/23/26 JPY 11,271,083 USD 74,029 (1,927)
Bank of America 1/23/26 USD 12,262 EUR 10,300 144
Bank of America 2/13/26 USD 54,887 HUF 18,644,972 (1,953)
Bank of America 2/20/26 EUR 36,547 USD 43,140 (87)
Bank of America 3/6/26 USD 10,997 PHP 652,269 (26)
Bank of America 3/13/26 USD 46,557 SGD 59,877 (247)
Barclays Bank 1/15/26 TRY 1,557,113 USD 34,473 1,388
Barclays Bank 1/16/26 USD 90,480 ZAR 1,570,444 (4,246)
Barclays Bank 1/23/26 EUR 10,380 USD 12,197 14
Barclays Bank 3/6/26 USD 11,640 COP 44,251,061 190
BNP Paribas 1/9/26 USD 34,337 INR 3,107,691 (210)
BNP Paribas 1/14/26 TWD 1,099,898 USD 35,305 (317)
BNP Paribas 1/23/26 USD 237,353 CHF 187,807 (336)
BNP Paribas 1/23/26 USD 80,049 NZD 142,130 (1,863)
BNP Paribas 2/20/26 EUR 40,227 USD 47,367 22
BNP Paribas 2/20/26 USD 527,378 GBP 401,388 (13,616)
BNP Paribas 3/9/26 USD 48,816 MYR 201,532 (1,027)
BNY Mellon 3/3/26 USD 4,002 BRL 21,848 71
Canadian Imperial Bank
of Commerce 1/23/26 EUR 16,279 USD 18,973 178
Canadian Imperial Bank
of Commerce 1/26/26 USD 35,117 CAD 48,311 (123)
Canadian Imperial Bank
of Commerce 2/13/26 PLN 64,018 USD 17,818 9
Citibank 1/7/26 NGN 12,120,847 USD 7,302 1,078
Citibank 1/7/26 USD 7,855 NGN 12,120,847 (525)
Citibank 1/9/26 USD 54,712 INR 4,884,410 414
Citibank 1/14/26 TWD 1,151,630 USD 36,468 166
Citibank 1/14/26 USD 58,520 TWD 1,799,997 1,261
Citibank 1/15/26 USD 59,076 IDR 985,946,086 3
Citibank 1/15/26 USD 8,906 IDR 149,373,857 (44)
Citibank 1/16/26 HUF 1,879,630 USD 5,660 81
Citibank 1/16/26 ZAR 1,570,444 USD 90,562 4,164
Citibank 1/23/26 AUD 5,560 USD 3,708 3
Citibank 1/26/26 CAD 105,808 USD 76,040 1,139
Citibank 1/27/26 INR 3,428,126 USD 38,048 (3)

T. ROWE PRICE International Bond Fund (USD Hedged)

. . . . . . . . . .
(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Citibank 2/9/26 UAH 471,357 USD 10,868 $ 195
Citibank 2/11/26 EGP 1,573,616 USD 32,066 460
Citibank 2/13/26 PLN 24,985 USD 6,948 9
Citibank 2/20/26 USD 29,053 EUR 24,867 (242)
Citibank 4/10/26 NGN 11,416,174 USD 7,309 395
Deutsche Bank 1/15/26 USD 13,684 IDR 229,007,276 (37)
Deutsche Bank 1/16/26 USD 37,194 HUF 12,594,029 (1,273)
Deutsche Bank 2/20/26 EUR 31,773 USD 36,808 622
Deutsche Bank 2/20/26 USD 12,020 EUR 10,265 (72)
Deutsche Bank 2/27/26 EUR 721 USD 841 9
Deutsche Bank 3/6/26 USD 11,216 PHP 665,314 (27)
Deutsche Bank 3/13/26 CNH 59,280 USD 8,518 16
Goldman Sachs 1/14/26 USD 91,039 TWD 2,746,923 3,657
Goldman Sachs 1/15/26 USD 8,878 IDR 149,129,346 (57)
Goldman Sachs 1/26/26 CAD 101,183 USD 72,901 905
Goldman Sachs 3/6/26 USD 138,317 THB 4,457,432 (3,816)
HSBC Bank 1/9/26 USD 26,578 INR 2,372,718 202
HSBC Bank 1/15/26 USD 19,929 IDR 333,928,192 (78)
HSBC Bank 1/16/26 USD 8,702 CZK 183,672 (235)
HSBC Bank 1/23/26 EUR 2,775 USD 3,242 23
HSBC Bank 1/23/26 JPY 1,385,858 USD 9,060 (194)
HSBC Bank 1/23/26 USD 245,535 EUR 206,517 2,572
HSBC Bank 1/23/26 USD 1,114,124 EUR 950,608 (4,248)
HSBC Bank 2/27/26 USD 839 EUR 721 (10)
HSBC Bank 2/27/26 USD 171,238 SEK 1,616,734 (4,909)
HSBC Bank 3/9/26 MYR 74,634 USD 18,331 128
JPMorgan Chase 1/15/26 USD 16,490 TRY 732,437 (379)
JPMorgan Chase 1/16/26 HUF 156,106 USD 470 7
JPMorgan Chase 1/23/26 EUR 21,247 USD 25,093 (96)
JPMorgan Chase 1/23/26 JPY 1,266,206 USD 8,360 (260)
JPMorgan Chase 1/23/26 USD 3,002 CHF 2,388 (20)
JPMorgan Chase 1/23/26 USD 37,066 EUR 31,239 314
JPMorgan Chase 1/23/26 USD 5,883 EUR 5,075 (88)
JPMorgan Chase 1/26/26 USD 35,147 CAD 49,239 (769)
JPMorgan Chase 2/13/26 USD 17,466 PLN 64,018 (362)
JPMorgan Chase 2/20/26 EUR 8,161 USD 9,529 86
JPMorgan Chase 2/20/26 GBP 29,479 USD 39,553 179
JPMorgan Chase 2/20/26 USD 372 EUR 316 —
JPMorgan Chase 2/20/26 USD 41,454 EUR 35,624 (512)

T. ROWE PRICE International Bond Fund (USD Hedged)

. . . . . . . . . .
(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
JPMorgan Chase 3/6/26 USD 21,770 PHP 1,291,492 $ (54)
JPMorgan Chase 3/9/26 MYR 158,703 USD 38,877 374
JPMorgan Chase 3/13/26 USD 468,517 CNH 3,291,392 (5,362)
Morgan Stanley 1/9/26 INR 927,874 USD 10,239 76
Morgan Stanley 1/16/26 HUF 3,989,884 USD 11,992 194
Morgan Stanley 1/23/26 USD 92,568 AUD 141,937 (2,166)
Morgan Stanley 1/23/26 USD 410,688 JPY 61,134,880 19,599
Morgan Stanley 2/20/26 EUR 88,949 USD 103,087 1,697
Morgan Stanley 2/20/26 USD 111,546 EUR 95,718 (1,213)
RBC Dominion
Securities 1/9/26 INR 1,823,361 USD 20,213 56
RBC Dominion
Securities 1/23/26 JPY 1,598,426 USD 10,302 (76)
RBC Dominion
Securities 1/23/26 USD 9,546 EUR 8,212 (115)
RBC Dominion
Securities 2/6/26 USD 6,479 CLP 6,113,214 (318)
RBC Dominion
Securities 2/27/26 SEK 34,646 USD 3,692 83
RBC Dominion
Securities 3/6/26 USD 52,883 COP 201,063,721 858
RBC Dominion
Securities 3/6/26 USD 11,792 COP 45,736,126 (42)
Societe Generale 1/23/26 JPY 8,538,951 USD 56,058 (1,433)
Societe Generale 3/3/26 USD 7,971 BRL 43,369 169
Standard Chartered 1/9/26 INR 1,904,220 USD 21,032 136
Standard Chartered 1/15/26 USD 42,913 IDR 718,325,186 (125)
Standard Chartered 1/23/26 JPY 4,310,397 USD 28,142 (568)
Standard Chartered 1/26/26 USD 432,420 CAD 602,250 (6,878)
Standard Chartered 2/20/26 USD 1,107,900 EUR 950,382 (11,678)
Standard Chartered 2/27/26 NGN 35,089,466 USD 21,889 2,240
Standard Chartered 3/3/26 USD 36,482 BRL 201,332 262
Standard Chartered 3/6/26 PHP 3,261,343 USD 55,302 (191)
Standard Chartered 3/6/26 THB 349,470 USD 11,140 3
Standard Chartered 3/6/26 THB 815,431 USD 26,021 (20)
Standard Chartered 3/6/26 USD 10,991 PHP 652,269 (31)
Standard Chartered 3/9/26 USD 61,169 MYR 253,659 (1,566)
State Street 1/16/26 USD 199,959 CZK 4,156,008 (2,260)
State Street 1/23/26 USD 32,494 EUR 27,131 575

T. ROWE PRICE International Bond Fund (USD Hedged)

. . . . . . . . . .
(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Toronto-Dominion Bank 1/23/26 EUR 123,372 USD 143,657 $ 1,488
Toronto-Dominion Bank 1/23/26 EUR 7,724 USD 9,107 (20)
Toronto-Dominion Bank 1/23/26 USD 168,388 EUR 144,359 (1,448)
Toronto-Dominion Bank 2/6/26 CLP 34,034,340 USD 36,273 1,567
Toronto-Dominion Bank 2/20/26 USD 2,053 EUR 1,743 —
UBS Investment Bank 1/9/26 INR 1,595,000 USD 17,726 5
UBS Investment Bank 1/9/26 USD 3,532 PEN 12,336 (137)
UBS Investment Bank 1/23/26 CHF 31,755 USD 40,082 107
UBS Investment Bank 1/23/26 USD 738,224 EUR 619,551 9,335
UBS Investment Bank 1/23/26 USD 217,906 JPY 32,343,530 11,000
UBS Investment Bank 3/6/26 USD 26,272 COP 101,002,121 137
UBS Investment Bank 3/6/26 USD 13,391 COP 51,834,276 (21)
UBS Investment Bank 4/10/26 USD 17,568 INR 1,595,000 (15)
Wells Fargo 1/9/26 USD 3,548 PEN 12,336 (121)
Wells Fargo 1/23/26 JPY 11,120,743 USD 73,102 (1,961)
Wells Fargo 1/23/26 USD 11,080 EUR 9,387 36
Wells Fargo 2/6/26 USD 19,457 CLP 18,066,289 (629)
Wells Fargo 3/6/26 USD 12,669 COP 47,791,145 303
Net unrealized gain (loss) on open forward
currency exchange contracts $ (14,309)

T. ROWE PRICE International Bond Fund (USD Hedged)

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 582 Commonwealth of Australia ten year
bond contracts 3/26 42,523 $ 170
Long, 549 Commonwealth of Australia three year
bond contracts 3/26 38,468 89
Short, 5,301 Euro BOBL contracts 3/26 (723,646) 1,647
Long, 396 Euro BTP contracts 3/26 55,929 (131)
Short, 1,496 Euro BUND contracts 3/26 (224,281) 453
Long, 847 Euro BUXL thirty year bond contracts 3/26 109,613 (369)
Short, 29 Euro OAT contracts 3/26 (4,110) 17
Long, 431 Euro SCHATZ contracts 3/26 54,090 (64)
Short, 1,058 Government of Canada ten year bond
contracts 3/26 (93,201) 1,193
Short, 112 Government of Japan ten year bond
contracts 3/26 (94,675) 650
Long, 3,668 Republic of South Korea ten year
bond contracts 3/26 287,523 1,061
Long, 1,438 Republic of South Korea three year
bond contracts 3/26 105,253 203
Long, 603 U.K. Gilt ten year contracts 3/26 74,267 466
Short, 793 U.S. Treasury Notes five year contracts 3/26 (86,678) 315
Short, 843 Ultra U.S. Treasury Notes ten year
contracts 3/26 (96,958) 671
Net payments (receipts) of variation margin to date (5,977)
Variation margin receivable (payable) on open futures contracts $ 394

T. ROWE PRICE International Bond Fund (USD Hedged)

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control.
The following securities were considered affiliated companies for all or some portion of the year ended December 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
3.77% $ — $ — $ 12,770++
T. Rowe Price Treasury Reserve Fund, 3.75% — — —++
Totals $ —# $ — $ 12,770+
Supplementary Investment Schedule
Affiliate
Value
12/31/24
Purchase
Cost
Sales
Cost
Value
12/31/25
T. Rowe Price Government
Reserve Fund, 3.77% $ 176,234  ¤  ¤ $ 603,018
T. Rowe Price Treasury
Reserve Fund, 3.75% —  ¤  ¤ 27,450
Total $ 630,468^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4.
+ Investment income comprised $12,770 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $630,468.

T. ROWE PRICE International Bond Fund (USD Hedged)
December 31, 2025
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $7,154,383) $ 7,274,070
Interest receivable 98,263
Unrealized gain on forward currency exchange contracts 70,747
Receivable for shares sold 31,360
Due from affiliates 2,436
Unrealized gain on bilateral swaps 989
Foreign currency (cost $419) 421
Variation margin receivable on futures contracts 394
Cash 196
Bilateral swap premiums paid 36
Other assets 1,346
Total assets 7,480,258
Liabilities
Unrealized loss on forward currency exchange contracts 85,056
Payable for shares redeemed 31,888
Obligation to return securities lending collateral 27,450
Investment management fees payable 2,995
Bilateral swap premiums received 647
Variation margin payable on centrally cleared swaps 508
Payable to directors 5
Other liabilities 838
Total liabilities 149,387
Commitments and Contingent Liabilities (note 7 )
NET ASSETS $ 7,330,871

T. ROWE PRICE International Bond Fund (USD Hedged)
December 31, 2025
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ (667,020)
Paid-in capital applicable to 856,860,232 shares of $0.01 par value capital stock outstanding; 18,000,000,000 shares of
the Corporation authorized 7,997,891
NET ASSETS $ 7,330,871
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $74,323; Shares outstanding: 8,687,671) $ 8.55
Advisor Class
(Net assets: $77; Shares outstanding: 9,069) $ 8.53
I Class
(Net assets: $1,471,076; Shares outstanding:
171,990,699) $ 8.55
Z Class
(Net assets: $5,785,395; Shares outstanding:
676,172,793) $ 8.56

T. ROWE PRICE International Bond Fund (USD Hedged)
Statement of Operations

($000s)
Year
Ended
12/31/25
Investment Income (Loss)
Income
.
  Interest (net of foreign taxes of $3,189) $ 276,024
Dividend 12,770
Securities lending 105
Other 15
Total income 288,914
Expenses
Investment management 34,334
Shareholder servicing
Investor Class $ 194
Advisor Class 1
I Class 95 290
Prospectus and shareholder reports
Investor Class 12
Advisor Class 1
I Class 213
Z Class 6 232
Custody and accounting 1,265
Registration 108
Legal and audit 50
Directors 22
Miscellaneous 122
Waived / paid by Price Associates (27,953)
Total expenses 8,470
Net investment income 280,444

T. ROWE PRICE International Bond Fund (USD Hedged)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
12/31/25
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (net of foreign taxes of $2,107) (61,501)
Futures (7,479)
Swaps 15,384
Options written 2,012
Forward currency exchange contracts (192,915)
Foreign currency transactions (411)
Net realized loss (244,910)
Change in net unrealized gain / loss
Securities 536,771
Futures 10,701
Swaps (27,174)
Options written (453)
Forward currency exchange contracts (259,857)
Other assets and liabilities denominated in foreign currencies 4,312
Change in net unrealized gain / loss 264,300
Net realized and unrealized gain / loss 19,390
INCREASE IN NET ASSETS FROM OPERATIONS $ 299,834

T. ROWE PRICE International Bond Fund (USD Hedged)
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
12/31/25 12/31/24
Increase (Decrease) in Net Assets
Operations
Net investment income $ 280,444 $ 240,416
Net realized loss (244,910) (95,086)
Change in net unrealized gain / loss 264,300 133,684
Increase in net assets from operations 299,834 279,014
Distributions to shareholders
Net earnings
Investor Class (2,184) (2,201)
Advisor Class (2) (2)
I Class (46,700) (52,345)
Z Class (205,803) (177,498)
Tax return of capital – –
Investor Class (214) –
Advisor Class – –
I Class (4,581) –
Z Class (20,110) –
Decrease in net assets from distributions (279,594) (232,046)
Capital share transactions
*
Shares sold
Investor Class 25,485 19,565
I Class 529,693 493,014
Z Class 977,944 1,079,486
Distributions reinvested
Investor Class 2,356 2,162
Advisor Class 2 2
I Class 51,072 52,242
Z Class 226,054 177,601
Shares redeemed
Investor Class (26,900) (31,233)
Advisor Class – (138)
I Class (986,602) (170,126)
Z Class (604,814) (611,477)
Increase in net assets from capital share
transactions 194,290 1,011,098

T. ROWE PRICE International Bond Fund (USD Hedged)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
12/31/25 12/31/24
Net Assets
Increase during period 214,530 1,058,066
Beginning of period 7,116,341 6,058,275
End of period $ 7,330,871 $ 7,116,341
*Share information (000s)
Shares sold
Investor Class 2,983 2,319
I Class 62,032 58,324
Z Class 114,415 128,464
Distributions reinvested
Investor Class 275 256
Advisor Class –
(1)
–
(1)
I Class 5,970 6,178
Z Class 26,407 20,994
Shares redeemed
Investor Class (3,150) (3,698)
Advisor Class – (16)
I Class (115,989) (20,124)
Z Class (70,787) (72,397)
Increase in shares outstanding 22,156 120,300
(1)
Amount rounds to less than 1,000 shares

T. ROWE PRICE International Bond Fund (USD Hedged)
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price International Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The International Bond
Fund (USD Hedged) (the fund) is a nondiversified, open-end management investment company established by the corporation. The fund seeks to provide current income and capital appreciation. The fund has four classes of shares:
the International Bond Fund (USD Hedged) (Investor Class), the International
Bond Fund (USD Hedged)–Advisor Class (Advisor Class), the International
Bond Fund (USD Hedged)–I Class (I Class) and the International Bond Fund
(USD Hedged)–Z Class (Z Class). Advisor Class shares are sold only through various brokers and other financial intermediaries. I Class shares require a
$500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The Z Class is only available to funds advised by T. Rowe
Price Associates, Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. The Advisor Class operates under a Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/
or certain administrative services; the Investor, I and Z Classes do not pay Rule
12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported

T. ROWE PRICE International Bond Fund (USD Hedged)

on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares. The Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets; during the year ended December 31, 2025, the Advisor Class incurred less than $1,000 in these fees.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the

T. ROWE PRICE International Bond Fund (USD Hedged)

NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE International Bond Fund (USD Hedged)

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities are generally traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets,

T. ROWE PRICE International Bond Fund (USD Hedged)

and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE International Bond Fund (USD Hedged)

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on December 31, 2025
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 6,462,790 $ — $ 6,462,790
Common Stocks — 82 — 82
Securities Lending Collateral 27,450 — — 27,450
Short-Term Investments 603,018 164,680 — 767,698
Options Purchased — 16,050 — 16,050
Total Securities 630,468 6,643,602 — 7,274,070
Swaps* — 15,170 — 15,170
Forward Currency Exchange
Contracts — 70,747 — 70,747
Futures Contracts* 6,935 — — 6,935
Total $ 637,403 $ 6,729,519 $ — $ 7,366,922
Liabilities
Swaps* $ — $ 26,548 $ — $ 26,548
Forward Currency Exchange
Contracts — 85,056 — 85,056
Futures Contracts* 564 — — 564
Total $ 564 $ 111,604 $ — $ 112,168
1
Includes Asset-Backed Securities, Corporate Bonds, Government Bonds, Municipal
Securities and Non-U.S. Government Mortgage-Backed Securities.
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE International Bond Fund (USD Hedged)

NOTE 3 - DERIVATIVE INSTRUMENTS
During the year ended December 31, 2025, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement or delivery of cash or other assets. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information.
The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of
December 31, 2025, and the related location on the accompanying Statement of
Assets and Liabilities, presented by primary underlying risk exposure:

T. ROWE PRICE International Bond Fund (USD Hedged)

($000s)
Location on Statement of
Assets and Liabilities Fair Value*
Assets
Interest rate derivatives Centrally Cleared Swaps, Futures,
Securities^ $ 33,855
Foreign exchange derivatives Forwards, Securities^ 72,340
Credit derivatives Bilateral Swaps and Premiums,
Centrally Cleared Swaps 2,707
^
,*
Total $ 108,902
^
,*
Liabilities
Inflation derivatives Centrally Cleared Swaps $ 754
Interest rate derivatives Centrally Cleared Swaps, Futures 21,984
Foreign exchange derivatives Forwards 85,056
Credit derivatives Bilateral Swaps and Premiums,
Centrally Cleared Swaps 4,374
Total $ 112,168
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the value reflected on the accompanying Statement of
Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.
^ Options purchased are reported as securities and are reflected in the accompanying
Portfolio of Investments.

T. ROWE PRICE International Bond Fund (USD Hedged)

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the year ended December 31, 2025, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
($000s)
Location of Gain (Loss) on Statement of Operations
Securities^
Options
Written Futures
Forward
Currency
Exchange
Contracts Swaps Total
Realized
Gain (Loss)
Inflation
derivatives $ — $ — $ — $ — $ (24) $ (24)
Interest rate
derivatives 2,190 — (7,479) — 25,364 20,075
Foreign
exchange
derivatives (3,735) 1,259 — (192,915) — (195,391)
Credit
derivatives (953) 753 — — (9,956) (10,156)
Total $ (2,498) $ 2,012 $ (7,479) $ (192,915) $ 15,384 $ (185,496)
Change in
Unrealized
Gain (Loss)
Inflation
derivatives $ — $ — $ — $ — $ (14) $ (14)
Interest rate
derivatives 1,644 — 10,701 — (25,939) (13,594)
Foreign
exchange
derivatives (2,200) — — (259,857) — (262,057)
Credit
derivatives (284) (453) — — (1,221) (1,958)
Total $ (840) $ (453) $ 10,701 $ (259,857) $ (27,174) $ (277,623)
^ Options purchased are reported as securities.

T. ROWE PRICE International Bond Fund (USD Hedged)

Counterparty Risk and Collateral  The fund invests in derivatives in various markets, which expose it to differing levels of counterparty risk. Counterparty risk on exchange-traded and centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps, is minimal because the clearinghouse provides protection against counterparty defaults.
For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives) may expose the fund to greater counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements
(MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of International
Swaps and Derivatives Association master agreements (ISDAs), with a Credit
Support Annex (CSA), if any, that governs the collateralization process, or foreign exchange letter agreements (FX letters).
MNAs provide the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition, ISDAs specify other events, such as Additional
Termination Events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate. Upon termination, all transactions with that counterparty would be liquidated and a net termination amount settled. ISDAs typically include collateral agreements, such as a CSA, whereas FX letters do not. Variation margin amounts are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with a counterparty, subject to minimum transfer amounts that typically range from $100,000 to $250,000. Any additional variation margin required due to changes in security values is typically transferred the next business day.

T. ROWE PRICE International Bond Fund (USD Hedged)

Initial margin amounts are determined on a daily basis and calculated in accordance to global regulations on all bilateral derivatives with a counterparty, subject to an initial margin threshold (typically $50,000,000 per counterparty)
and a minimum transfer amount of $100,000 to $500,000 when initial margin amounts exceed the counterparty threshold. Any additional initial margin required due to changes in security values is typically transferred the next business day. Variation margin and initial margin are collectively referred to as collateral.
Collateral may be in the form of cash or debt securities issued by the U.S.
government or related agencies, and by the governments of Canada, France,
Germany, Japan, or the United Kingdom, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets.
For bilateral derivatives, collateral posted by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared, and OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction. This ability is subject to the liquidity of underlying positions. As of December 31, 2025, securities valued at $82,383,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.

T. ROWE PRICE International Bond Fund (USD Hedged)

The following table summarizes the fund’s OTC and bilateral derivatives at the reporting date by loss exposure to each counterparty after consideration of collateral, if any.
Forward Currency Exchange Contracts  The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It may use forward currency exchange contracts (forwards) primarily
($000s)
Gross Value on
Statements of
Assets
and Liabilities
Net amount
due (to)/from
Counterparty
or Exchange
Collateral
Pledged
(Received)
by Fund
Loss
Exposure,
After
Collateral*
(not less
than $0)
Counterparty Assets Liabilities
Bank of America $ 835 $ (6,614) $ (5,779) $ 5,637 $ —
Barclays Bank 1,592 (4,292) (2,700) 2,254 —
BNP Paribas 22 (17,369) (17,347) 17,336 —
BNY Mellon 71 — 71 — 71
Canadian Imperial
Bank of Commerce 361 (123) 238 (120) 118
Citibank 23,940 (814) 23,126 (23,318) —
Deutsche Bank 647 (1,409) (762) 585 —
Goldman Sachs 4,638 (3,873) 765 (970) —
HSBC Bank 3,698 (9,674) (5,976) 5,296 —
JPMorgan Chase 960 (7,902) (6,942) 5,756 —
Morgan Stanley 21,566 (3,379) 18,187 (16,517) 1,670
Nomura Securities
International 531 — 531 (780) —
RBC Dominion
Securities 997 (551) 446 242 688
Societe Generale 169 (1,433) (1,264) 1,059 —
Standard Chartered 2,641 (21,057) (18,416) 19,747 1,331
State Street 575 (2,260) (1,685) 1,184 —
Toronto-Dominion
Bank 3,055 (1,468) 1,587 (1,630) —
UBS Investment
Bank 20,584 (173) 20,411 (21,040) —
Wells Fargo 339 (2,711) (2,372) 2,093 —
Total $ 87,221 $ (85,102)
* In situations such as counterparty default or bankruptcy, the fund may have further rights of offset against amounts due to or from the counterparty under other agreements.

T. ROWE PRICE International Bond Fund (USD Hedged)

to protect its non-U.S. dollar-denominated securities from adverse currency movements or to increase exposure to a particular foreign currency, to shift the fund’s foreign currency exposure from one country to another, or to enhance the fund’s return. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of
Operations. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return; and the potential for losses in excess of the fund’s initial investment. During the year ended December 31, 2025, the volume of the fund’s activity in forwards, based on underlying notional amounts, was generally between 85% and 98% of net assets.
Futures Contracts  The fund is subject to interest rate risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, credit quality, and mortgage prepayments; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust portfolio duration and credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-
upon price, date, time, and place. The fund currently invests only in exchange-
traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract
(variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected

T. ROWE PRICE International Bond Fund (USD Hedged)

as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations.
Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of the fund’s initial investment. During the year ended
December 31, 2025, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 8% and 25% of net assets.
Options   The fund is subject to interest rate risk, foreign currency exchange rate risk and credit risk in the normal course of pursuing its investment objectives and uses options to help manage such risks. The fund may use options to manage exposure to security prices, interest rates, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or a part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. The fund may buy or sell options that can be settled either directly with the counterparty (OTC options) or through a central clearinghouse (exchange-traded options). Options are included in net assets at fair value, options purchased are included in Investments in Securities, and options written are separately reflected as a liability on the accompanying
Statement of Assets and Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses on the accompanying Statement of
Operations; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as realized gain or loss on the accompanying Statement of Operations.
In return for a premium paid, currency options give the holder the right, but not the obligation, to buy and sell currency at a specified exchange rate; although certain currency options may be settled by exchanging only the net gain or loss on the contract. In return for a premium paid, options on swaps give the holder the right, but not the obligation, to enter a specified swap contract on predefined terms. The exercise price of an option on a credit default swap is stated in terms of a specified spread that represents the cost of credit protection on the reference asset, including both the upfront premium to open the position and future periodic payments. The exercise price of an interest rate swap is stated
in terms of a fixed interest rate; generally, there is no upfront payment to open the position. Risks related to the use of options include possible illiquidity of the options markets; trading restrictions imposed by an exchange or counterparty;
possible failure of counterparties to meet the terms of the agreements;

T. ROWE PRICE International Bond Fund (USD Hedged)

movements in the underlying asset values, interest rates, currency values and credit ratings; and, for options written, the potential for losses to exceed any premium received by the fund. During the year ended December 31, 2025, the volume of the fund’s activity in options, based on underlying notional amounts, was generally between 6% and 40% of net assets.
Swaps  The fund is subject to interest rate risk, credit risk and inflation risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risks. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; or to adjust portfolio duration and credit exposure.
Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse (centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss on the accompanying Statement of
Operations upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss on the accompanying
Statement of Operations. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms;
unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss on the accompanying Statement of
Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract
(variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.
Interest rate swaps are agreements to exchange cash flows based on the difference between specified interest rates applied to a notional principal amount for a specified period of time. Risks related to the use of interest rate swaps include the potential for unanticipated movements in interest or currency rates, the possible failure of a counterparty to perform in accordance with the

T. ROWE PRICE International Bond Fund (USD Hedged)

terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Credit default swaps are agreements where one party (the protection buyer)
agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Generally, the payment risk for the seller of protection is inversely related to the current market price or credit rating of the underlying credit or the market value of the contract relative to the notional amount, which are indicators of the markets’ valuation of credit quality. As of December 31, 2025, the notional amount of protection sold by the fund totaled $354,855,000 (4.8% of net assets), which reflects the maximum potential amount the fund could be required to pay under such contracts. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Zero-coupon inflation swaps are agreements to exchange cash flows, on the contract’s maturity date, based on the difference between a predetermined fixed rate and the cumulative change in the consumer price index, both applied to a notional principal amount for a specified period of time. Risks related to the use of zero-coupon inflation swaps include the potential for unanticipated movements in inflation rates, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.

T. ROWE PRICE International Bond Fund (USD Hedged)

During the year ended December 31, 2025, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally between 25% and
34% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Emerging and Frontier Markets  The fund invests, either directly or through investments in other T. Rowe Price funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries. Emerging markets, and to a greater extent frontier markets, tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable, than those of developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing accounting standards and regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S.
dollars. Emerging markets securities exchanges are more likely to experience delays with the clearing and settling of trades, as well as the custody of holdings by local banks, agents, and depositories. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S.
securities. Investing in frontier markets is typically significantly riskier than investing in other countries, including emerging markets.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Mortgage-Backed Securities  The fund invests in mortgage-backed securities
(MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. MBS are sensitive to changes in economic conditions

T. ROWE PRICE International Bond Fund (USD Hedged)

that affect the rate of prepayments and defaults on the underlying mortgages;
accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Any non-cash collateral received cannot be sold, re-invested or pledged by the fund, except in the event of borrower default. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At December 31, 2025, the value of loaned securities was $25,699,000; the value of cash collateral and related investments was $27,450,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, short-term and U.S. government securities aggregated $4,487,716,000 and $4,418,953,000, respectively, for the year ended December 31, 2025.

T. ROWE PRICE International Bond Fund (USD Hedged)

NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to the character of net currency gains or losses and the character of income on swaps.
The tax character of distributions paid for the periods presented was as follows:
($000s)
December 31,
2025
December 31,
2024
Ordinary income (including short-term capital
gains, if any) $ 254,689 $ 232,046
Return of capital 24,905 —
Total distributions $ 279,594 $ 232,046

T. ROWE PRICE International Bond Fund (USD Hedged)

At December 31, 2025, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
At December 31, 2025, the tax-basis components of accumulated net earnings
(loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period.
The temporary differences relate primarily to the deferral of losses from wash sales, the realization of gains/losses on certain open derivative contracts and the character of income on certain derivatives contracts. The loss carryforwards and deferrals primarily relate to capital loss carryforwards, late-year ordinary loss deferrals and straddle deferrals. Capital loss carryforwards are available indefinitely to offset future realized capital gains. The fund has elected to defer certain losses to the first day of the following fiscal year for late-year ordinary loss deferrals.
NOTE 6 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset
($000s)
Cost of investments $ 7,167,995
Unrealized appreciation $ 375,699
Unrealized depreciation (257,418)
Net unrealized appreciation (depreciation) $ 118,281
($000s)
Overdistributed ordinary income $ (25,811)
Net unrealized appreciation (depreciation) 118,281
Loss carryforwards and deferrals (759,490)
Total distributable earnings (loss) $ (667,020)

T. ROWE PRICE International Bond Fund (USD Hedged)

capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 7 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price
Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund.
The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.20%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.26% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At December 31, 2025, the effective annual group fee rate was 0.28%.
The Investor Class and Advisor Class are each subject to a contractual expense limitation through the expense limitation dates indicated in the table below. This agreement will continue through the expense limitation dates indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)

T. ROWE PRICE International Bond Fund (USD Hedged)

the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
The Z Class is also subject to a contractual expense limitation agreement whereby Price Associates has agreed to waive and/or bear all of the Z Class’
expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price Associates during the year ended December 31, 2025 as indicated
in the table below. Including these amounts, expenses previously waived/
paid by Price Associates in the amount of $2,000 remain subject to repayment by the fund at December 31, 2025. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying
Financial Highlights.

T. ROWE PRICE International Bond Fund (USD Hedged)

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class and Advisor Class. For the year ended
December 31, 2025, expenses incurred pursuant to these service agreements were $127,000 for Price Associates; $215,000 for T. Rowe Price Services,
Inc.; and less than $1,000 for T. Rowe Price Retirement Plan Services, Inc.
All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates (collectively, Price Funds and accounts) may invest in the fund. No
Price fund or account may invest for the purpose of exercising management or control over the fund. At December 31, 2025, approximately 22% of the
I Class's and 100% of the Z Class's outstanding shares were held by Price
Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Investor
Class
Advisor
Class I Class Z Class
Expense limitation/I Class
Limit 0.84% 0.99% 0.05% 0.00%
Expense limitation date 02/29/28 02/29/28 02/29/28 N/A
(Waived)/repaid during the
period ($000s) $— $(1) $75 $(28,027)

T. ROWE PRICE International Bond Fund (USD Hedged)

Associates or its affiliates and are not available for direct purchase by members of the public. Effective November 12, 2025, cash collateral from securities lending, if any, is invested in the T. Rowe Price Treasury Reserve Fund. Prior to
November 12, 2025, cash collateral from securities lending, if any, was invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.
As of December 31, 2025, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 128 shares of the Advisor Class, representing 1% of the
Advisor Class's net assets.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended December 31, 2025, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 8 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.

T. ROWE PRICE International Bond Fund (USD Hedged)

The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 9 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE International Bond Fund (USD Hedged)

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price International Funds, Inc. and
Shareholders of T. Rowe Price International Bond Fund (USD Hedged)
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price International Bond Fund (USD
Hedged) (one of the funds constituting T. Rowe Price International Funds,
Inc., referred to hereafter as the "Fund") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December
31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31,
2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December
31, 2025, in conformity with accounting principles generally accepted in the
United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management.
Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE International Bond Fund (USD Hedged)

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodians, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
February 18, 2026
We have served as the auditor of one or more investment companies in the T.
Rowe Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE International Bond Fund (USD Hedged)

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/25
We are providing this information as required by the Internal Revenue Code.
The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
For shareholders subject to interest expense deduction limitation under Section
163(j), $253,209,000 of the fund’s income qualifies as a Section 163(j) interest dividend and can be treated as interest income for purposes of Section 163(j), subject to holding period requirements and other limitations.

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F1114-050 2/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price International Funds, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 18, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 18, 2026

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	February 18, 2026